      As filed with the Securities and Exchange Commission on July 19, 1999.
                                                            File No. 33-6952

                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D. C. 20549

                                      FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.                            [ ]
                                --------
     Post-Effective Amendment No. 22                        [X]
                                --------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.  121                                     [X]
                  --------


                          HARTFORD LIFE INSURANCE COMPANY

                                SEPARATE ACCOUNT TWO
                             (Exact Name of Registrant)

                          HARTFORD LIFE INSURANCE COMPANY
                                (Name of Depositor)

                                   P. O. BOX 2999
                              HARTFORD, CT  06104-2999
                     (Address of Depositor's Principal Offices)

                                   (860) 843-6733
                (Depositor's Telephone Number, Including Area Code)


                               Marianne O'Doherty, ESQ.
                                   HARTFORD LIFE
                                   P. O. BOX 2999
                              HARTFORD, CT  06104-2999
                      (Name and Address of Agent for Service)

 It is proposed that this filing will become effective:

               immediately upon filing pursuant to paragraph (b) of Rule 485
     --------
               on __________________  pursuant to paragraph (b) of Rule 485
     --------
               60 days after filing pursuant to paragraph (a)(1) of Rule 485
     --------
               on ____________, 1998 pursuant to paragraph (a)(1) of Rule 485
     --------
               this post-effective amendment designates a new effective date for -------- a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.


The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until the registration shall become effective on such date as the commission, acting pursuant to Section 8(a) may determine.

                               CROSS REFERENCE SHEET
                              PURSUANT TO RULE 495(A)
                              ------------------------

          N-4 ITEM NO.             PROSPECTUS HEADING
     ------------------------------------------------
     1.   Cover Page                    Hartford Life Insurance
                                        Company, The Separate Account

     2.   Definitions                   Definitions

     3.   Synopsis or Highlights        Highlights

     4.   Condensed Financial           Accumulation Unit Values
          Information

     5.   General Description of        General Contract Information
          Registrant

     6.   Deductions                    The Contract: Charges and Fees

     7.   General Description of        The Contract
          Annuity Contracts

     8.   Annuity Period                Annuity Payouts

     9.   Death Benefit                 The Contract: Death Benefit

     10.  Purchases and Contract Value  The Contract

     11.  Redemptions                   The Contract: Surrenders

     12.  Taxes                         Federal Tax Considerations

     13.  Legal Proceedings             Other Information: Legal Matters &
                                        Experts

     14.  Table of Contents of the      Table of Contents to
          Statement of Additional       Statement of Additional
          Information                   Information Hartford

     15.  Cover Page                    Part B; Statement of Additional
                                        Information


     16.  Table of Contents             Table of Contents

     17.  General Information and       Description of Hartford Life
          History                       Insurance Company

     18.  Services                      None

     19.  Purchase of Securities        Distribution of Contracts
          being Offered

     20.  Underwriters                  Distribution of Contracts

     21.  Calculation of Performance    Calculation of Yield and Return
          Data

     22.  Annuity Payments              Annuity Payouts

     23.  Financial Statements          Financial Statements

     24.  Financial Statements and      Financial Statements and
          Exhibits                      Exhibits

     25.  Directors and Officers of     Directors and Officers of the
          the Depositor                 Depositor

     26.  Persons Controlled by or      Persons Controlled by or Under
          Under Common Control with     Common Control with the Depositor
          the Depositor or Registrant   or Registrant

     27.  Number of Contract Owners     Number of Contract Owners

     28.  Indemnification               Indemnification

     29.  Principal Underwriters        Principal Underwriters

     30.  Location of Accounts and      Location of Accounts and Records
          Records

     31.  Management Services           Management Services

     32.  UNDERTAKINGS                  UNDERTAKINGS

HARTFORD LIFE INSURANCE COMPANY
The Director
SEPARATE ACCOUNT TWO
P. O. BOX 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
           1-800-862-7155 (Registered Representatives)

This Prospectus describes information you should know before you purchase Series II, Series IIR, Series III, Series IV or Series V of The Director variable annuity. Please read it carefully.

The Director variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Annuity is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

-    Flexible, because you may add Premium Payments at any time.

- Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

- Variable, because the value of your Annuity will fluctuate with the performance of the underlying funds.

At the time you purchase your Annuity, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Annuity assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Annuity offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- Hartford Advisers HLS Fund Sub-Account which purchases shares of Class IA of Hartford Advisers HLS Fund, Inc.

- Hartford Bond HLS Fund Sub-Account which purchases shares of Class IA of Hartford Bond HLS Fund, Inc.

- Hartford Capital Appreciation HLS Fund Sub-Account which purchases shares of Class IA of Hartford Capital Appreciation HLS Fund, Inc.

- Hartford Dividend and Growth HLS Fund Sub-Account which purchases shares of Class IA of Hartford Dividend and Growth HLS Fund, Inc.

- Hartford Global Leaders HLS Fund Sub-Account which purchases shares of Class IA of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.

- Hartford Growth and Income HLS Fund Sub-Account which purchases shares of Class IA of Hartford Growth and Income HLS Fund of Hartford Series Fund, Inc.

- Hartford High Yield HLS Fund Sub-Account which purchases shares of Class IA of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.

- Hartford Index HLS Fund Sub-Account which purchases shares of Class IA of Hartford Index HLS Fund, Inc.

- Hartford International Advisers HLS Fund Sub-Account which purchases shares of Class IA of Hartford International Advisers HLS Fund, Inc.

- Hartford International Opportunities HLS Fund Sub-Account which purchases shares of Class IA of Hartford International Opportunities HLS Fund, Inc.

- Hartford MidCap HLS Fund Sub-Account which purchases shares of Class IA of Hartford MidCap HLS Fund, Inc.

- Hartford Money Market HLS Fund Sub-Account which purchases shares of Class IA of Hartford Money Market HLS Fund, Inc.

- Hartford Mortgage Securities HLS Fund Sub-Account that purchases shares of Class IA of Hartford Mortgage Securities HLS Fund, Inc.

- Hartford Small Company HLS Fund Sub-Account which purchases shares of Class IA of Hartford Small Company HLS Fund, Inc.

- Hartford Stock HLS Fund Sub-Account which purchases of Class IA of Hartford Stock HLS Fund, Inc.

If you purchase Series III, Series IV or Series V, you may also allocate some or all of your Premium Payment to the "Fixed Accumulation Feature", which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Annuity, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Annuity and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

This Annuity IS NOT:

-    A bank deposit or obligation

-    Federally insured

-    Endorsed by any bank or governmental agency

This Annuity may not be available for sale in all states.


Prospectus Dated:
Statement of Additional Information Dated:

                              TABLE OF CONTENTS


Definitions..................................................................6

Fee Table....................................................................9

Annual Fund Operating Expenses..............................................10

Accumulation Unit Values....................................................29

Highlights..................................................................33

General Contract Information................................................35
         Hartford Life Insurance Company....................................35
         The Separate Account...............................................35
         The Funds..........................................................36

Performance Related Information.............................................40

The Fixed Accumulation Feature..............................................41

The Contract................................................................43
         Purchases and Contract Value.......................................43
         Charges and Fees...................................................47
         Death Benefit......................................................50
         Surrenders.........................................................53

Annuity Payouts.............................................................56

Other Programs Available....................................................59

Other Information...........................................................60
         Year 2000..........................................................61


                                    4

         Legal Matters and Experts..........................................63
         More Information...................................................64

Federal Tax Considerations..................................................64
         General............................................................64
         Taxation of Hartford and the Separate Account......................64
         Taxation of Annuities -- General Provisions Affecting Purchasers
         Other Than Qualified Retirement Plans..............................65
         Federal Income Tax Withholding.....................................66
         General Provisions Affecting Qualified Retirement Plans............66
         Annuity Purchases By Nonresident Aliens and Foreign Corporations...66

Appendix I - Series II of The Director Variable Annuity.....................67

Appendix II - Series IIR of The Director Variable Annuity...................69

Appendix III - Series III of The Director Variable Annuity..................71

Appendix IV - Series IV of The Director Variable Annuity....................73

Appendix V - Series V of The Director Variable Annuity......................75

Appendix VI - Information Regarding Tax-Qualified Plans.....................77

Table of Contents to Statement of Additional Information....................87

                                 Definitions

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

Account: Any of the Sub-Accounts or Fixed Accumulation Feature (not available for Series II or Series IIR).

Accumulation Units: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

Accumulation Unit Value: The daily price of Accumulation Units on any Valuation Day.

Administrative Office of the Company: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.

Anniversary Value: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.

Annual Maintenance Fee: An annual $25 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

Annual Withdrawal Amount: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

Annuitant: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

Annuity Commencement Date: The date we start to make Annuity Payouts.

Annuity Payout: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

Annuity Payout Option: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

Annuity Unit: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

Annuity Unit Value: The daily price of Annuity Units on any Valuation Day.

Beneficiary: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.

Code:  The Internal Revenue Code of 1986, as amended.

Commuted Value: The present value of any remaining guaranteed Annuity Payouts.

Contingent Annuitant: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

Contingent Deferred Sales Charge: The deferred sales charge that may apply when you make a full or partial Surrender.

Contract Anniversary: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

Contract Owner or you: The owner or holder of this Annuity. We do not capitalize "you" in the prospectus.

Contract Value: The total value of the Accounts on any Valuation Day.

Contract Year: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

Death Benefit: The amount payable after the Contract Owner or the Annuitant dies.

Dollar Cost Averaging: A program that allows you to systematically make transfers between Accounts available in your Contract.

Fixed Accumulation Feature: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, this is defined as the "Fixed Account". This Account is not available for Series II or Series IIR.

General Account: The General Account includes our company assets and any money you have invested in the Fixed Accumulation Feature.

Hartford, we or our: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

Joint Annuitant: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout

Option provides for a survivor. The Joint Annuitant may not be changed.

Maximum Anniversary Value: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier. This is not available in Series II, Series IIR, Series III, Series VI or Series V.

Net Investment Factor: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

Non-Valuation Day: Any day the New York Stock Exchange is not open for trading.

Optional Death Benefit Rider: This is an amendment to your contract, which if you elect it, allows you to add the Optional Death Benefit to and modify the spousal contract continuation provision of your annuity. To elect the Optional Death Benefit Rider you will have to pay an additional charge of on a daily basis, which is equal to an annual charge of .15% of your Contract Value, invested in the Funds.

Payee:  The person or party you designate to receive Annuity Payouts.

Premium Payment: Money sent to us to be invested in your Annuity.

Premium Tax: A tax charged by a state or municipality on Premium Payments.

Required Minimum Distribution: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

Sub-Account Value: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

Surrender:  A complete or partial withdrawal from your Contract.

Surrender Value: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

Valuation Day: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

Valuation Period: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

                                  FEE TABLE
                                   Summary

                                 DIRECTOR II
                      Contract Owner Transaction Expenses
                             (All Sub-Accounts)

Sales Load Imposed on Purchases (as a percentage of premium payments)........    None
Exchange Fee.................................................................      $0
Deferred Sales Load (as a percentage of amounts withdrawn)
      First Year and Second Year (1).........................................      5%
      Third Year.............................................................      4%
      Fourth Year............................................................      3%
      Fifth Year.............................................................      2%
      Sixth Year.............................................................      0%
Annual Maintenance Fee (2)...................................................     $25
Annual Expenses-Separate Account (as a percentage of average account value)
      Mortality and Expense Risk.............................................  1.250%
OPTIONAL DEATH BENEFIT RIDER:
      OPTIONAL DEATH BENEFIT RIDER CHARGE (as a percentage
       of Sub-Account Value).................................................   0.15%

-----

(1)  Length of time from premium payment.
(2) The Annual Maintenance Fee is a single $25 charge on a Contract. It is deducted proportionally from the investment options in use at the time of the charge.


The purpose of the Fee Tables and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Tables and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply.


The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.06% annual charge.

                      ANNUAL FUND OPERATING EXPENSES
                      (AS A PERCENTAGE OF NET ASSETS)

                                                                                             TOTAL FUND
                                                       MANAGEMENT                             OPERATING
                                                          FEES                                EXPENSES
                                                        INCLUDING            OTHER            INCLUDING
                                                         WAIVERS            EXPENSES           WAIVERS
Hartford Bond HLS Fund.............................       0.482%             0.021%             0.503%
Hartford Stock HLS Fund............................       0.439%             0.018%             0.457%
Hartford Money Market HLS Fund.....................       0.433%             0.015%             0.448%
Hartford Advisers HLS Fund.........................       0.616%             0.018%             0.634%
Hartford Capital Appreciation HLS Fund.............       0.623%             0.019%             0.642%
Hartford Mortgage Securities HLS Fund..............       0.432%             0.030%             0.462%
Hartford Index HLS Fund............................       0.382%             0.019%             0.401%
Hartford International Opportunities HLS Fund......       0.681%             0.090%             0.771%
Hartford Dividend & Growth HLS Fund................       0.641%             0.018%             0.659%
Hartford International Advisers HLS Fund...........       0.755%             0.108%             0.863%
Hartford MidCap HLS Fund...........................       0.759%             0.034%             0.793%
Hartford Small Company HLS Fund....................       0.753%             0.019%             0.772%
Hartford Global Leaders HLS Fund(1)................       0.487%             0.120%             0.607%
Hartford Growth & Income HLS Fund..................       0.767%             0.040%             0.807%
Hartford High Yield HLS Fund(1)....................       0.487%             0.035%             0.522%


(1)Hartford Global Leaders HLS Fund and Hartford Growth and Income HLS Fund are new Funds. "Total Fund Operating Expenses" are based on annualized estimates of such expenses to be incurred in the current fiscal year. HL Investment Advisors, LLC has agreed to waive its fees for these until the assets of the Funds (excluding assets contributed by companies affiliated with HL Investment Advisors, LLC) reach $20 million. Before this waiver, the Management Fee and Total Fund Operating Expenses would be:


                                                                        Total Fund
                                      Management     Other Expenses      Operating
                                         Fees                            Expenses
Hartford Global Leaders HLS Fund        0.775%           0.120%           0.895%
Hartford High Yield HLS Fund            0.775%           0.035%           0.810%


EXAMPLE - DIRECTOR II
This Example assumes you did not select the Optional Death Benefit Rider.
-------------------- --------------------------------- ---------------------------------- --------------------------------------
                     If you surrender your Contract    If you annuitize your Contract     If you do not surrender your
                     at the end of the applicable      at the end of the applicable       Contract, you would pay the
                     time period, you would pay the    time period, you would pay the     following expenses on a $1,000
                     following expenses on a $1,000    following expenses on a $1,000     investment, assuming a 5% annual
                     investment, assuming a 5%         investment, assuming a 5% annual   return on assets:
                     annual return on assets:          return on assets:
-------------------- ------- -------- ------- -------- ------- -------- ------- --------- -------- -------- --------- ----------
SUB-ACCOUNT          1 YEAR  3 YEARS  5 YEARS 10 YEARS 1 YEAR  3 YEARS  5 YEARS 10 YEARS  1 YEAR   3 YEARS  5 YEARS   10 YEARS
-------------------- ------- -------- ------- -------- ------- -------- ------- --------- -------- -------- --------- ----------
 Hartford Bond          $63      $93    $116     $213     $18      $57     $98      $213      $18      $57       $98       $213
   HLS Fund
-------------------- ------- -------- ------- -------- ------- -------- ------- --------- -------- -------- --------- ----------
 Hartford Stock          63       92     114      208      17       55      95       208       18       56        96        208
   HLS Fund
-------------------- ------- -------- ------- -------- ------- -------- ------- --------- -------- -------- --------- ----------
 Hartford Money          63       91     114      207      17       55      95       207       18       55        96        207
   Market HLS Fund
-------------------- ------- -------- ------- -------- ------- -------- ------- --------- -------- -------- --------- ----------
 Hartford Advisers       65       97     123      227      19       61     105       227       20       61       105        227
   HLS Fund
-------------------- ------- -------- ------- -------- ------- -------- ------- --------- -------- -------- --------- ----------
 Hartford Capital        65       98     124      228      19       61     105       228       20       62       106        228
   Appreciation
   HLS Fund
-------------------- ------- -------- ------- -------- ------- -------- ------- --------- -------- -------- --------- ----------
 Hartford Mortgage       63       92     114      209      18       55      96       208       18       56        96        209
   Securities
   HLS Fund
-------------------- ------- -------- ------- -------- ------- -------- ------- --------- -------- -------- --------- ----------
 Hartford Index          62       90     111      202      17       53      92       202       17       54        93        202
   HLS Fund
-------------------- ------- -------- ------- -------- ------- -------- ------- --------- -------- -------- --------- ----------
 Hartford                66      102     130      242      21       65     112       241       21       66       112        242
   International
   Opportunities
   HLS Fund
-------------------- ------- -------- ------- -------- ------- -------- ------- --------- -------- -------- --------- ----------
 Hartford Dividend       65       98     125      230      20       62     106       229       20       62       107        230
   & Growth HLS Fund
-------------------- ------- -------- ------- -------- ------- -------- ------- --------- -------- -------- --------- ----------
 Hartford                67      104     135      252      22       68     117       251       22       68       117        252
   International
   Advisers HLS Fund
-------------------- ------- -------- ------- -------- ------- -------- ------- --------- -------- -------- --------- ----------
 Hartford MidCap         66      102     132      244      21       66     113       244       21       66       114        244
   HLS Fund
-------------------- ------- -------- ------- -------- ------- -------- ------- --------- -------- -------- --------- ----------
 Hartford Small          66      102     130      242      21       65     112       241       21       66       112        242
   Company HLS Fund
-------------------- ------- -------- ------- -------- ------- -------- ------- --------- -------- -------- --------- ----------




EXAMPLE - DIRECTOR II
This Example assumes you did select the Optional Death Benefit Rider.
-------------------- --------------------------------- ---------------------------------- --------------------------------------
                     If you surrender your Contract    If you annuitize your Contract     If you do not surrender your
                     at the end of the applicable      at the end of the applicable       Contract, you would pay the
                     time period, you would pay the    time period, you would pay the     following expenses on a $1,000
                     following expenses on a $1,000    following expenses on a $1,000     investment, assuming a 5% annual
                     investment, assuming a 5%         investment, assuming a 5% annual   return on assets:
                     annual return on assets:          return on assets:
-------------------- ------- -------- ------- -------- ------- -------- ------- --------- -------- -------- --------- ----------
SUB-ACCOUNT          1 YEAR  3 YEARS  5 YEARS 10 YEARS 1 YEAR  3 YEARS  5 YEARS 10 YEARS  1 YEAR   3 YEARS  5 YEARS   10 YEARS
-------------------- ------- -------- ------- -------- ------- -------- ------- --------- -------- -------- --------- ----------
 Hartford Bond          $63      $93    $116     $213     $18      $57     $98      $213      $18      $57       $98       $213
   HLS Fund
-------------------- ------- -------- ------- -------- ------- -------- ------- --------- -------- -------- --------- ----------
 Hartford Stock          63       92     114      208      17       55      95       208       18       56        96        208
   HLS Fund
-------------------- ------- -------- ------- -------- ------- -------- ------- --------- -------- -------- --------- ----------
 Hartford Money          63       91     114      207      17       55      95       207       18       55        96        207
   Market HLS Fund
-------------------- ------- -------- ------- -------- ------- -------- ------- --------- -------- -------- --------- ----------
 Hartford Advisers       65       97     123      227      19       61     105       227       20       61       105        227
   HLS Fund
-------------------- ------- -------- ------- -------- ------- -------- ------- --------- -------- -------- --------- ----------
 Hartford Capital        65       98     124      228      19       61     105       228       20       62       106        228
   Appreciation
   HLS Fund
-------------------- ------- -------- ------- -------- ------- -------- ------- --------- -------- -------- --------- ----------
 Hartford Mortgage       63       92     114      209      18       55      96       208       18       56        96        209
   Securities
   HLS Fund
-------------------- ------- -------- ------- -------- ------- -------- ------- --------- -------- -------- --------- ----------
 Hartford Index          62       90     111      202      17       53      92       202       17       54        93        202
   HLS Fund
-------------------- ------- -------- ------- -------- ------- -------- ------- --------- -------- -------- --------- ----------
 Hartford                66      102     130      242      21       65     112       241       21       66       112        242
   International
   Opportunities
   HLS Fund
-------------------- ------- -------- ------- -------- ------- -------- ------- --------- -------- -------- --------- ----------
 Hartford Dividend       65       98     125      230      20       62     106       229       20       62       107        230
   & Growth HLS Fund
-------------------- ------- -------- ------- -------- ------- -------- ------- --------- -------- -------- --------- ----------
 Hartford                67      104     135      252      22       68     117       251       22       68       117        252
   International
   Advisers HLS Fund
-------------------- ------- -------- ------- -------- ------- -------- ------- --------- -------- -------- --------- ----------
 Hartford MidCap         66      102     132      244      21       66     113       244       21       66       114        244
   HLS Fund
-------------------- ------- -------- ------- -------- ------- -------- ------- --------- -------- -------- --------- ----------
 Hartford Small          66      102     130      242      21       65     112       241       21       66       112        242
   Company HLS Fund
-------------------- ------- -------- ------- -------- ------- -------- ------- --------- -------- -------- --------- ----------

                                FEE TABLE
                                 Summary

                               DIRECTOR II-R
                    Contract Owner Transaction Expenses
                            (All Sub-Accounts)

Sales Load Imposed on Purchases (as a percentage of premium payments)........   None
Exchange Fee.................................................................     $0
Deferred Sales Load (as a percentage of amounts withdrawn)
      First Year and Second Year (1).........................................     5%
      Third Year.............................................................     4%
      Fourth Year............................................................     3%
      Fifth Year.............................................................     2%
      Sixth Year.............................................................     0%
Annual Maintenance Fee (2)...................................................    $25
Annual Expenses-Separate Account (as a percentage of average account value)
      Mortality and Expense Risk............................................. 1.250%
OPTIONAL DEATH BENEFIT RIDER:
      OPTIONAL DEATH BENEFIT RIDER CHARGE (as a percentage
       of Sub-Account Value).................................................  0.15%

-----

(1)  Length of time from premium payment.
(3) The Annual Maintenance Fee is a single $25 charge on a Contract. It is deducted proportionally from the investment options in use at the time of the charge.


The purpose of the Fee Tables and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Tables and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply.


The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.06% annual charge.

                      ANNUAL FUND OPERATING EXPENSES
                      (AS A PERCENTAGE OF NET ASSETS)

                                                                                             TOTAL FUND
                                                       MANAGEMENT                             OPERATING
                                                          FEES                                EXPENSES
                                                        INCLUDING            OTHER            INCLUDING
                                                         WAIVERS            EXPENSES           WAIVERS
Hartford Bond HLS Fund.............................       0.482%             0.021%             0.503%
Hartford Stock HLS Fund............................       0.439%             0.018%             0.457%
Hartford Money Market HLS Fund.....................       0.433%             0.015%             0.448%
Hartford Advisers HLS Fund.........................       0.616%             0.018%             0.634%
Hartford Capital Appreciation HLS Fund.............       0.623%             0.019%             0.642%
Hartford Mortgage Securities HLS Fund..............       0.432%             0.030%             0.462%
Hartford Index HLS Fund............................       0.382%             0.019%             0.401%
Hartford International Opportunities HLS Fund......       0.681%             0.090%             0.771%
Hartford Dividend & Growth HLS Fund................       0.641%             0.018%             0.659%
Hartford International Advisers HLS Fund...........       0.755%             0.108%             0.863%
Hartford MidCap HLS Fund...........................       0.759%             0.034%             0.793%
Hartford Small Company HLS Fund....................       0.753%             0.019%             0.772%
Hartford Global Leaders HLS Fund(1)................       0.487%             0.120%             0.607%
Hartford Growth & Income HLS Fund..................       0.767%             0.040%             0.807%
Hartford High Yield HLS Fund(1)....................       0.487%             0.035%             0.522%


(1)Hartford Global Leaders HLS Fund and Hartford Growth and Income HLS Fund are new Funds. "Total Fund Operating Expenses" are based on annualized estimates of such expenses to be incurred in the current fiscal year. HL Investment Advisors, LLC has agreed to waive its fees for these until the assets of the Funds (excluding assets contributed by companies affiliated with HL Investment Advisors, LLC) reach $20 million. Before this waiver, the Management Fee and Total Fund Operating Expenses would be:


                                                                        Total Fund
                                      Management     Other Expenses      Operating
                                         Fees                            Expenses
Hartford Global Leaders HLS Fund        0.775%           0.120%           0.895%
Hartford High Yield HLS Fund            0.775%           0.035%           0.810%

EXAMPLE - DIRECTOR II-R
This Example assumes you did not select the Optional Death Benefit Rider.
-------------------- --------------------------------- ---------------------------------- --------------------------------------
                     If you surrender your Contract    If you annuitize your Contract     If you do not surrender your
                     at the end of the applicable      at the end of the applicable       Contract, you would pay the
                     time period, you would pay the    time period, you would pay the     following expenses on a $1,000
                     following expenses on a $1,000    following expenses on a $1,000     investment, assuming a 5% annual
                     investment, assuming a 5%         investment, assuming a 5% annual   return on assets:
                     annual return on assets:          return on assets:
-------------------- -------- -------- ------- ------- ------- -------- ------- --------- -------- -------- --------- ----------
SUB-ACCOUNT          1 YEAR   3 YEARS  5 YEARS 10 YEARS 1 YEAR 3 YEARS  5 YEARS 10 YEARS  1 YEAR   3 YEARS  5 YEARS   10 YEARS
-------------------- -------- -------- ------- ------- ------- -------- ------- --------- -------- -------- --------- ----------
 Hartford Bond
  HLS Fund             $63      $93     $116    $213     $18     $57      $98     $213      $18      $57       $98       $213
-------------------- -------- -------- ------- ------- ------- -------- ------- --------- -------- -------- --------- ----------
 Hartford Stock
  HLS Fund              63       92      114     208      17      55       95      208       18       56        96        208
-------------------- -------- -------- ------- ------- ------- -------- ------- --------- -------- -------- --------- ----------
 Hartford Money
  Market HLS Fund       63       91      114     207      17      55       95      207       18       55        96        207
-------------------- -------- -------- ------- ------- ------- -------- ------- --------- -------- -------- --------- ----------
 Hartford Advisers
  HLS Fund              65       97      123     227      19      61      105      227       20       61       105        227
-------------------- -------- -------- ------- ------- ------- -------- ------- --------- -------- -------- --------- ----------
 Hartford Capital
  Appreciation
  HLS Fund              65       98      124     228      19      61      105      228       20       62       106        228
-------------------- -------- -------- ------- ------- ------- -------- ------- --------- -------- -------- --------- ----------
 Hartford Mortgage
  Securities HLS
  Fund                  63       92      114     209      18      55       96      208       18       56        96        209
-------------------- -------- -------- ------- ------- ------- -------- ------- --------- -------- -------- --------- ----------
 Hartford Index HLS
  Fund                  62       90      111     202      17      53       92      202       17       54        93        202
-------------------- -------- -------- ------- ------- ------- -------- ------- --------- -------- -------- --------- ----------
 Hartford
  International
  Opportunities
  HLS Fund              66      102      130     242      21      65      112      241       21       66       112        242
-------------------- -------- -------- ------- ------- ------- -------- ------- --------- -------- -------- --------- ----------
 Hartford Dividend
  & Growth HLS Fund     65       98      125     230      20      62      106      229       20       62       107        230
-------------------- -------- -------- ------- ------- ------- -------- ------- --------- -------- -------- --------- ----------
 Hartford
  International
  Advisers HLS Fund     67      104      135     252      22      68      117      251       22       68       117        252
-------------------- -------- -------- ------- ------- ------- -------- ------- --------- -------- -------- --------- ----------
 Hartford MidCap
  HLS Fund              66      102      132     244      21      66      113      244       21       66       114        244
-------------------- -------- -------- ------- ------- ------- -------- ------- --------- -------- -------- --------- ----------
 Hartford Small
  Company HLS Fund      66      102      130     242      21      65      112      241       21       66       112        242
-------------------- -------- -------- ------- ------- ------- -------- ------- --------- -------- -------- --------- ----------



EXAMPLE - DIRECTOR II-R
This Example assumes you did select the Optional Death Benefit Rider.
-------------------- --------------------------------- ---------------------------------- --------------------------------------
                     If you surrender your Contract    If you annuitize your Contract     If you do not surrender your
                     at the end of the applicable      at the end of the applicable       Contract, you would pay the
                     time period, you would pay the    time period, you would pay the     following expenses on a $1,000
                     following expenses on a $1,000    following expenses on a $1,000     investment, assuming a 5% annual
                     investment, assuming a 5%         investment, assuming a 5% annual   return on assets:
                     annual return on assets:          return on assets:
-------------------- -------- -------- ------- ------- ------- -------- ------- --------- -------- -------- --------- ----------
SUB-ACCOUNT          1 YEAR   3 YEARS  5 YEARS 10 YEARS 1 YEAR 3 YEARS  5 YEARS 10 YEARS  1 YEAR   3 YEARS  5 YEARS   10 YEARS
-------------------- -------- -------- ------- ------- ------- -------- ------- --------- -------- -------- --------- ----------
 Hartford Bond
  HLS Fund                $63      $93    $116    $213     $18      $57     $98      $213      $18      $57       $98       $213
-------------------- --------- -------- ------- ------- ------- -------- ------- --------- -------- -------- --------- ----------
 Hartford Stock
  HLS Fund                 63       92     114     208      17       55      95       208       18       56        96        208
-------------------- --------- -------- ------- ------- ------- -------- ------- --------- -------- -------- --------- ----------
 Hartford Money
  Market HLS Fund          63       91     114     207      17       55      95       207       18       55        96        207
-------------------- --------- -------- ------- ------- ------- -------- ------- --------- -------- -------- --------- ----------
 Hartford Advisers
  HLS Fund                 65       97     123     227      19       61     105       227       20       61       105        227
-------------------- --------- -------- ------- ------- ------- -------- ------- --------- -------- -------- --------- ----------
 Hartford Capital
  Appreciation
   HLS Fund                65       98     124     228      19       61     105       228       20       62       106        228
-------------------- --------- -------- ------- ------- ------- -------- ------- --------- -------- -------- --------- ----------
 Hartford Mortgage
  Securities HLS
  Fund                     63       92     114     209      18       55      96       208       18       56        96        209
-------------------- --------- -------- ------- ------- ------- -------- ------- --------- -------- -------- --------- ----------
 Hartford Index HLS
  Fund                     62       90     111     202      17       53      92       202       17       54        93        202
-------------------- --------- -------- ------- ------- ------- -------- ------- --------- -------- -------- --------- ----------
 Hartford
  International
  Opportunities
  HLS Fund                 66      102     130     242      21       65     112       241       21       66       112        242
-------------------- --------- -------- ------- ------- ------- -------- ------- --------- -------- -------- --------- ----------
 Hartford Dividend
  & Growth HLS Fund        65       98     125     230      20       62     106       229       20       62       107        230
-------------------- --------- -------- ------- ------- ------- -------- ------- --------- -------- -------- --------- ----------
 Hartford
  International
  Advisers HLS Fund        67      104     135     252      22       68     117       251       22       68       117        252
-------------------- --------- -------- ------- ------- ------- -------- ------- --------- -------- -------- --------- ----------
 Hartford MidCap
  HLS Fund                 66      102     132     244      21       66     113       244       21       66       114        244
-------------------- --------- -------- ------- ------- ------- -------- ------- --------- -------- -------- --------- ----------
 Hartford Small
  Company HLS Fund         66      102     130     242      21       65     112       241       21       66       112        242
-------------------- --------- -------- ------- ------- ------- -------- ------- --------- -------- -------- --------- ----------

                                         DIRECTOR III
                              Contract Owner Transaction Expenses
                                      (All Sub-Accounts)

  Sales Load Imposed on Purchases (as a percentage of premium payments)........    None
  Exchange Fee.................................................................      $0
  Deferred Sales Load (as a percentage of amounts withdrawn)
        First Year(1)..........................................................      6%
        Second Year............................................................      6%
        Third Year.............................................................      6%
        Fourth Year............................................................      6%
        Fifth Year.............................................................      5%
        Sixth Year.............................................................      4%
        Seventh Year...........................................................      0%
        Eighth Year............................................................      0%
  Annual Maintenance Fee(2)....................................................     $25
  Annual Expenses-Separate Account (as a percentage of average account value)
        Mortality and Expense Risk.............................................  1.250%
Optional Death Benefit Rider:
      Optional Death Benefit Rider Charge (as a percentage
       of Sub-Account Value)...................................................   0.15%

-----

(1)  Length of time from premium payment.
(2) The Annual Maintenance Fee is a single $25 charge on a Contract. It is deducted proportionally from the investment options in use at the time of the charge.


The purpose of the Fee Tables and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Tables and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply.


The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.06% annual charge.

                      ANNUAL FUND OPERATING EXPENSES
                      (AS A PERCENTAGE OF NET ASSETS)

                                                                                             TOTAL FUND
                                                       MANAGEMENT                             OPERATING
                                                          FEES                                EXPENSES
                                                        INCLUDING            OTHER            INCLUDING
                                                         WAIVERS            EXPENSES           WAIVERS
Hartford Bond HLS Fund.............................       0.482%             0.021%             0.503%
Hartford Stock HLS Fund............................       0.439%             0.018%             0.457%
Hartford Money Market HLS Fund.....................       0.433%             0.015%             0.448%
Hartford Advisers HLS Fund.........................       0.616%             0.018%             0.634%
Hartford Capital Appreciation HLS Fund.............       0.623%             0.019%             0.642%
Hartford Mortgage Securities HLS Fund..............       0.432%             0.030%             0.462%
Hartford Index HLS Fund............................       0.382%             0.019%             0.401%
Hartford International Opportunities HLS Fund......       0.681%             0.090%             0.771%
Hartford Dividend & Growth HLS Fund................       0.641%             0.018%             0.659%
Hartford International Advisers HLS Fund...........       0.755%             0.108%             0.863%
Hartford MidCap HLS Fund...........................       0.759%             0.034%             0.793%
Hartford Small Company HLS Fund....................       0.753%             0.019%             0.772%
Hartford Global Leaders HLS Fund(1)................       0.487%             0.120%             0.607%
Hartford Growth & Income HLS Fund..................       0.767%             0.040%             0.807%
Hartford High Yield HLS Fund(1)....................       0.487%             0.035%             0.522%


(1)Hartford Global Leaders HLS Fund and Hartford Growth and Income HLS Fund are new Funds. "Total Fund Operating Expenses" are based on annualized estimates of such expenses to be incurred in the current fiscal year. HL Investment Advisors, LLC has agreed to waive its fees for these until the assets of the Funds (excluding assets contributed by companies affiliated with HL Investment Advisors, LLC) reach $20 million. Before this waiver, the Management Fee and Total Fund Operating Expenses would be:


                                                                        Total Fund
                                      Management     Other Expenses      Operating
                                         Fees                            Expenses
Hartford Global Leaders HLS Fund        0.775%           0.120%           0.895%
Hartford High Yield HLS Fund            0.775%           0.035%           0.810%


EXAMPLE -  DIRECTOR III
This Example assumes that you did not select the Optional Death Benefit Rider.
-------------------- ---------------------------------- --------------------------------- -----------------------------------------
                     If you surrender your Contract     If you annuitize your Contract    If you do not surrender your Contract,
                     at the end of the applicable       at the end of the applicable      you would pay the following expenses
                     time period, you would pay the     time period, you would pay the    a $1,000 investment, assuming a 5%
                     following expenses on a $1,000     following expenses on a $1,000    annual return on assets:
                     investment, assuming a 5% annual   investment, assuming a 5%
                     return on assets:                  annual return on assets:
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- ---------- ---------- ----------
SUB-ACCOUNT          1 YEAR   3 YEARS  5 YEARS 10 YEARS 1 YEAR  3 YEARS  5 YEARS  10 YEARS 1 YEAR   3 YEARS    5 YEARS    10 YEARS
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- ---------- ---------- ----------
 Hartford Bond        $72      $111    $143     $213     $18     $57      $98     $213     $18       $57        $98        $213
   HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- ---------- ---------- ----------
 Hartford Stock        72       110     141      208      17      55       95      208      18        56         96         208
   HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- ---------- ---------- ----------
 Hartford Money        72       109     141      207      17      55       95      207      18        55         96         207
   Market
   HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- ---------- ---------- ----------
 Hartford Advisers     74       115     150      227      19      61       105     227      20        61         105        227
   HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- ---------- ---------- ----------
 Hartford Capital      74       116     151      228      19      61       105     228      20        62         106        228
   Appreciation
   HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- ---------- ---------- ----------
 Hartford Mortgage     72       110     141      209      18      55       96      208      18        56         96         209
   Securities
   HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- ---------- ---------- ----------
 Hartford Index        71       108     138      202      17      53       92      202      17        54         93         202
   HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- ---------- ---------- ----------
 Hartford              75       120     157      242      21      65       112     241      21        66         112        242
   International
   Opportunities
   Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- ---------- ---------- ----------
 Hartford Dividend     74       116     152      230      20      62       106     229      20        62         107        230
   & Growth HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- ---------- ---------- ----------
 Hartford              76       122     162      252      22      68       117     251      22        68         117        252
   International
   Advisers HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- ---------- ---------- ----------
 Hartford MidCap       75       120     159      244      21      66       113     244      21        66         114        244
   HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- ---------- ---------- ----------
 Hartford Small        75       120     157      242      21      65       112     241      21        66         112        242
   Company HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- ---------- ---------- ----------




EXAMPLE -  DIRECTOR III
This Example assumes you did select the Optional Death Benefit Rider.
-------------------- ---------------------------------- --------------------------------- -----------------------------------------
                     If you surrender your Contract     If you annuitize your Contract    If you do not surrender your Contract,
                     at the end of the applicable       at the end of the applicable      you would pay the following expenses
                     time period, you would pay the     time period, you would pay the    a $1,000 investment, assuming a 5%
                     following expenses on a $1,000     following expenses on a $1,000    annual return on assets:
                     investment, assuming a 5% annual   investment, assuming a 5%
                     return on assets:                  annual return on assets:
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- ---------- ---------- ----------
SUB-ACCOUNT          1 YEAR   3 YEARS  5 YEARS 10 YEARS 1 YEAR  3 YEARS  5 YEARS  10 YEARS 1 YEAR   3 YEARS    5 YEARS    10 YEARS
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- ---------- ---------- ----------
 Hartford Bond        $72      $111    $143     $213     $18     $57      $98     $213     $18       $57        $98        $213
   HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- ---------- ---------- ----------
 Hartford Stock        72       110     141      208      17      55       95      208      18        56         96         208
   HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- ---------- ---------- ----------
 Hartford Money        72       109     141      207      17      55       95      207      18        55         96         207
   Market HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- ---------- ---------- ----------
 Hartford Advisers     74       115     150      227      19      61       105     227      20        61         105        227
   HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- ---------- ---------- ----------
 Hartford Capital      74       116     151      228      19      61       105     228      20        62         106        228
   Appreciation
   HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- ---------- ---------- ----------
 Hartford Mortgage     72       110     141      209      18      55       96      208      18        56         96         209
   Securities
   HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- ---------- ---------- ----------
 Hartford Index        71       108     138      202      17      53       92      202      17        54         93         202
   HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- ---------- ---------- ----------
 Hartford              75       120     157      242      21      65       112     241      21        66         112        242
   International
   Opportunities
   Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- ---------- ---------- ----------
 Hartford Dividend     74       116     152      230      20      62       106     229      20        62         107        230
   & Growth HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- ---------- ---------- ----------
 Hartford              76       122     162      252      22      68       117     251      22        68         117        252
   International
   Advisers HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- ---------- ---------- ----------
 Hartford MidCap       75       120     159      244      21      66       113     244      21        66         114        244
   HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- ---------- ---------- ----------
 Hartford Small        75       120     157      242      21      65       112     241      21        66         112        242
   Company HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- ---------- ---------- ----------

                                                FEE TABLE

                                               DIRECTOR IV
                                   Contract Owner Transaction Expenses
                                          (All Sub-Accounts)

Sales Load Imposed on Purchases (as a percentage of premium payments).........   None
Exchange Fee..................................................................     $0
Deferred Sales Load (as a percentage of amounts withdrawn)
      First Year (1)..........................................................     7%
      Second Year.............................................................     6%
      Third Year..............................................................     5%
      Fourth Year.............................................................     4%
      Fifth Year..............................................................     3%
      Sixth Year..............................................................     2%
      Seventh Year............................................................     1%
      Eighth Year.............................................................     0%
Annual Maintenance Fee (2)....................................................    $25
Annual Expenses-Separate Account (as a percentage of average account value)
      Mortality and Expense Risk.............................................. 1.250%
-----

(1)      Length of time from premium payment.
(2) The Annual Maintenance Fee is a single $25 charge on a Contract. It is deducted proportionally from the investment options in use at the time of the charge.


The purpose of the Fee Tables and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Tables and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply.


The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.06% annual charge.

                      ANNUAL FUND OPERATING EXPENSES
                      (AS A PERCENTAGE OF NET ASSETS)

                                                                                             TOTAL FUND
                                                       MANAGEMENT                             OPERATING
                                                          FEES                                EXPENSES
                                                        INCLUDING            OTHER            INCLUDING
                                                         WAIVERS            EXPENSES           WAIVERS
Hartford Bond HLS Fund.............................       0.482%             0.021%             0.503%
Hartford Stock HLS Fund............................       0.439%             0.018%             0.457%
Hartford Money Market HLS Fund.....................       0.433%             0.015%             0.448%
Hartford Advisers HLS Fund.........................       0.616%             0.018%             0.634%
Hartford Capital Appreciation HLS Fund.............       0.623%             0.019%             0.642%
Hartford Mortgage Securities HLS Fund..............       0.432%             0.030%             0.462%
Hartford Index HLS Fund............................       0.382%             0.019%             0.401%
Hartford International Opportunities HLS Fund......       0.681%             0.090%             0.771%
Hartford Dividend & Growth HLS Fund................       0.641%             0.018%             0.659%
Hartford International Advisers HLS Fund...........       0.755%             0.108%             0.863%
Hartford MidCap HLS Fund...........................       0.759%             0.034%             0.793%
Hartford Small Company HLS Fund....................       0.753%             0.019%             0.772%
Hartford Global Leaders HLS Fund(1)................       0.487%             0.120%             0.607%
Hartford Growth & Income HLS Fund..................       0.767%             0.040%             0.807%
Hartford High Yield HLS Fund(1)....................       0.487%             0.035%             0.522%


(1)Hartford Global Leaders HLS Fund and Hartford Growth and Income HLS Fund are new Funds. "Total Fund Operating Expenses" are based on annualized estimates of such expenses to be incurred in the current fiscal year. HL Investment Advisors, LLC has agreed to waive its fees for these until the assets of the Funds (excluding assets contributed by companies affiliated with HL Investment Advisors, LLC) reach $20 million. Before this waiver, the Management Fee and Total Fund Operating Expenses would be:


                                                                        Total Fund
                                      Management     Other Expenses      Operating
                                         Fees                            Expenses
Hartford Global Leaders HLS Fund        0.775%           0.120%           0.895%
Hartford High Yield HLS Fund            0.775%           0.035%           0.810%

EXAMPLE - DIRECTOR IV
This Example assumes you did not select the Optional Death Benefit Rider.
-------------------- ---------------------------------- --------------------------------- -------------------------------------
                     If you surrender your Contract     If you annuitize your Contract    If you do not surrender your
                     at the end of the applicable       at the end of the applicable      Contract, you would pay the
                     time period, you would pay the     time period, you would pay the    following expenses on a $1,000
                     following expenses on a $1,000     following expenses on a $1,000    investment, assuming a 5% annual
                     investment, assuming a 5% annual   investment, assuming a 5%         return on assets:
                     return on assets:                  annual return on assets:
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
SUB-ACCOUNT          1 YEAR   3 YEARS  5 YEARS 10 YEARS 1 YEAR  3 YEARS  5 YEARS  10 YEARS 1 YEAR   3 YEARS  5 YEARS  10 YEARS
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
 Hartford Bond        $81      $102    $125     $213     $18     $57      $98     $213     $18      $57      $98       $213
   HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
 Hartford Stock        81       101     123      208      17      55       95      208      18       56       96        208
   HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
 Hartford Money        81       100     123      207      17      55       95      207      18       55       96        207
   Market HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
 Hartford Advisers     83       106     132      227      19      61       105     227      20       61       105       227
   HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
 Hartford Capital      83       107     133      228      19      61       105     228      20       62       106       228
   Appreciation
   HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
 Hartford Mortgage     81       101     123      209      18      55       96      208      18       56       96        209
   Securities HLS
   Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
 Hartford Index        80       99      120      202      17      53       92      202      17       54       93        202
   HLS  Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
 Hartford              84       111     139      242      21      65       112     241      21       66       112       242
   International
   Opportunities
   HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
 Hartford Dividend     83       107     134      230      20      62       106     229      20       62       107       230
   & Growth HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
 Hartford              85       113     144      252      22      68       117     251      22       68       117       252
   International
   Advisers HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
 Hartford MidCap       84       111     141      244      21      66       113     244      21       66       114       244
   HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
 Hartford Small
   Company HLS Fund    84       111     139      242      21      65       112     241      21       66       112       242
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------



EXAMPLE - DIRECTOR IV
This Example assumes you did select the Optional Death Benefit Rider.
-------------------- ---------------------------------- --------------------------------- -------------------------------------
                     If you surrender your Contract     If you annuitize your Contract    If you do not surrender your
                     at the end of the applicable       at the end of the applicable      Contract, you would pay the
                     time period, you would pay the     time period, you would pay the    following expenses on a $1,000
                     following expenses on a $1,000     following expenses on a $1,000    investment, assuming a 5% annual
                     investment, assuming a 5% annual   investment, assuming a 5%         return on assets:
                     return on assets:                  annual return on assets:
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
SUB-ACCOUNT          1 YEAR   3 YEARS  5 YEARS 10 YEARS 1 YEAR  3 YEARS  5 YEARS  10 YEARS 1 YEAR   3 YEARS  5 YEARS  10 YEARS
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
 Hartford Bond        $81      $102    $125     $213     $18     $57      $98     $213     $18      $57      $98       $213
   HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
 Hartford Stock        81       101     123      208      17      55       95      208      18       56       96        208
   HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
 Hartford Money        81       100     123      207      17      55       95      207      18       55       96        207
   Market HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
 Hartford Advisers     83       106     132      227      19      61       105     227      20       61       105       227
   HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
 Hartford Capital      83       107     133      228      19      61       105     228      20       62       106       228
   Appreciation
   HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
 Hartford Mortgage     81       101     123      209      18      55       96      208      18       56       96        209
   Securities HLS
   Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
 Hartford Index        80       99      120      202      17      53       92      202      17       54       93        202
   HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
 Hartford              84       111     139      242      21      65       112     241      21       66       112       242
   International
   Opportunities
   HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
 Hartford Dividend     83       107     134      230      20      62       106     229      20       62       107       230
   & Growth HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
 Hartford              85       113     144      252      22      68       117     251      22       68       117       252
   International
   Advisers HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
 Hartford MidCap       84       111     141      244      21      66       113     244      21       66       114       244
   HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
 Hartford Small
   Company HLS Fund    84       111     139      242      21      65       112     241      21       66       112       242
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------

                                              FEE TABLE

                                              DIRECTOR V
                                 Contract Owner Transaction Expenses
                                          (All Sub-Accounts)

Sales Load Imposed on Purchases (as a percentage of premium payments)..........    None
Exchange Fee...................................................................      $0
Deferred Sales Load (as a percentage of amounts withdrawn)
      First Year (1)...........................................................      7%
      Second Year..............................................................      6%
      Third Year...............................................................      5%
      Fourth Year..............................................................      4%
      Fifth Year...............................................................      3%
      Sixth Year...............................................................      2%
      Seventh Year.............................................................      1%
      Eighth Year..............................................................      0%
Annual Maintenance Fee (2).....................................................     $25
Annual Expenses-Separate Account (as a percentage of average account value)
      Mortality and Expense Risk...............................................  1.250%
-----

(1)      Length of time from premium payment.
(2) The Annual Maintenance Fee is a single $25 charge on a Contract. It is deducted proportionally from the investment options in use at the time of the charge.


The purpose of the Fee Tables and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Tables and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply.


The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.06% annual charge.

                      ANNUAL FUND OPERATING EXPENSES
                      (AS A PERCENTAGE OF NET ASSETS)

                                                                                             TOTAL FUND
                                                       MANAGEMENT                             OPERATING
                                                          FEES                                EXPENSES
                                                        INCLUDING            OTHER            INCLUDING
                                                         WAIVERS            EXPENSES           WAIVERS
Hartford Bond HLS Fund.............................       0.482%             0.021%             0.503%
Hartford Stock HLS Fund............................       0.439%             0.018%             0.457%
Hartford Money Market HLS Fund.....................       0.433%             0.015%             0.448%
Hartford Advisers HLS Fund.........................       0.616%             0.018%             0.634%
Hartford Capital Appreciation HLS Fund.............       0.623%             0.019%             0.642%
Hartford Mortgage Securities HLS Fund..............       0.432%             0.030%             0.462%
Hartford Index HLS Fund............................       0.382%             0.019%             0.401%
Hartford International Opportunities HLS Fund......       0.681%             0.090%             0.771%
Hartford Dividend & Growth HLS Fund................       0.641%             0.018%             0.659%
Hartford International Advisers HLS Fund...........       0.755%             0.108%             0.863%
Hartford MidCap HLS Fund...........................       0.759%             0.034%             0.793%
Hartford Small Company HLS Fund....................       0.753%             0.019%             0.772%
Hartford Global Leaders HLS Fund(1)................       0.487%             0.120%             0.607%
Hartford Growth & Income HLS Fund..................       0.767%             0.040%             0.807%
Hartford High Yield HLS Fund(1)....................       0.487%             0.035%             0.522%


(1)Hartford Global Leaders HLS Fund and Hartford Growth and Income HLS Fund are new Funds. "Total Fund Operating Expenses" are based on annualized estimates of such expenses to be incurred in the current fiscal year. HL Investment Advisors, LLC has agreed to waive its fees for these until the assets of the Funds (excluding assets contributed by companies affiliated with HL Investment Advisors, LLC) reach $20 million. Before this waiver, the Management Fee and Total Fund Operating Expenses would be:


                                                                        Total Fund
                                      Management     Other Expenses      Operating
                                         Fees                            Expenses
Hartford Global Leaders HLS Fund        0.775%           0.120%           0.895%
Hartford High Yield HLS Fund            0.775%           0.035%           0.810%

EXAMPLE - DIRECTOR V
This Example assumes you did not select the Optional Death Benefit Rider.
-------------------- ---------------------------------- --------------------------------- -------------------------------------
                     If you surrender your Contract     If you annuitize your Contract    If you do not surrender your
                     at the end of the applicable       at the end of the applicable      Contract, you would pay the
                     time period, you would pay the     time period, you would pay the    following expenses on a $1,000
                     following expenses on a $1,000     following expenses on a $1,000    investment, assuming a 5% annual
                     investment, assuming a 5% annual   investment, assuming a 5%         return on assets:
                     return on assets:                  annual return on assets:
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
SUB-ACCOUNT          1 YEAR   3 YEARS  5 YEARS 10 YEARS 1 YEAR  3 YEARS  5 YEARS  10 YEARS 1 YEAR   3 YEARS  5 YEARS  10 YEARS
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
 Hartford Bond         $81      $102    $125     $213     $18     $57      $98     $213     $18      $57      $98       $213
   HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
 Hartford Stock         81       101     123      208      17      55       95      208      18       56       96        208
   HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
 Hartford Money        81       100     123      207      17      55       95      207      18       55       96        207
   Market HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
 Hartford Advisers     83       106     132      227      19      61       105     227      20       61       105       227
   HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
 Hartford Capital      83       107     133      228      19      61       105     228      20       62       106       228
   Appreciation
   HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
 Hartford Mortgage     81       101     123      209      18      55       96      208      18       56       96        209
   Securities HLS
   Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
 Hartford Index        80       99      120      202      17      53       92      202      17       54       93        202
   HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
 Hartford              84       111     139      242      21      65       112     241      21       66       112       242
   International
   Opportunities
   HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
 Hartford Dividend     83       107     134      230      20      62       106     229      20       62       107       230
   & Growth HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
 Hartford              85       113     144      252      22      68       117     251      22       68       117       252
   International
   Advisers HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
 Hartford MidCap       84       111     141      244      21      66       113     244      21       66       114       244
   HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
 Hartford Small        84       111     139      242      21      65       112     241      21       66       112       242
   Company HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------



EXAMPLE - DIRECTOR V
This Example assumes you did select the Optional Death Benefit Rider.
-------------------- ---------------------------------- --------------------------------- -------------------------------------
                     If you surrender your Contract     If you annuitize your Contract    If you do not surrender your
                     at the end of the applicable       at the end of the applicable      Contract, you would pay the
                     time period, you would pay the     time period, you would pay the    following expenses on a $1,000
                     following expenses on a $1,000     following expenses on a $1,000    investment, assuming a 5% annual
                     investment, assuming a 5% annual   investment, assuming a 5%         return on assets:
                     return on assets:                  annual return on assets:
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
SUB-ACCOUNT          1 YEAR   3 YEARS  5 YEARS 10 YEARS 1 YEAR  3 YEARS  5 YEARS  10 YEARS 1 YEAR   3 YEARS  5 YEARS  10 YEARS
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
 Hartford Bond         $81      $102    $125     $213     $18     $57      $98     $213     $18      $57      $98       $213
   HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
 Hartford Stock         81       101     123      208      17      55       95      208      18       56       96        208
   HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
 Hartford Money        81       100     123      207      17      55       95      207      18       55       96        207
   Market HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
 Hartford Advisers     83       106     132      227      19      61       105     227      20       61       105       227
   HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
 Hartford Capital      83       107     133      228      19      61       105     228      20       62       106       228
   Appreciation
   HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
 Hartford Mortgage     81       101     123      209      18      55       96      208      18       56       96        209
   Securities
   HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
 Hartford Index        80       99      120      202      17      53       92      202      17       54       93        202
   HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
 Hartford              84       111     139      242      21      65       112     241      21       66       112       242
   International
   Opportunities
   HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
 Hartford Dividend     83       107     134      230      20      62       106     229      20       62       107       230
   & Growth HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
 Hartford              85       113     144      252      22      68       117     251      22       68       117       252
   International
   Advisers HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
 Hartford MidCap       84       111     141      244      21      66       113     244      21       66       114       244
   HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------
 Hartford Small        84       111     139      242      21      65       112     241      21       66       112       242
   Company HLS Fund
-------------------- -------- -------- ------- -------- ------- -------- -------- ------- -------- -------- -------- ----------

                                     FEE TABLE
                                      Summary

                                    DIRECTOR VI

CONTRACT OWNER TRANSACTION EXPENSES
SALES LOAD IMPOSED ON PURCHASES (as a percentage of Premium Payments). None DEFERRED SALES CHARGE (as a percentage of amounts Surrendered)
   First Year (1). . . . . . . . . . . . . . . . . . . . . . . . . . .   6%
   Second Year . . . . . . . . . . . . . . . . . . . . . . . . . . . .   6%
   Third Year. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5%
   Fourth Year . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5%
   Fifth Year. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   4%
   Sixth Year. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3%
   Seventh Year. . . . . . . . . . . . . . . . . . . . . . . . . . . .   2%
   Eighth Year . . . . . . . . . . . . . . . . . . . . . . . . . . . .   0%
ANNUAL MAINTENANCE FEE(2)                                                $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average
  Sub-Account Value)
     MORTALITY AND EXPENSE RISK CHARGE                                 1.25%
OPTIONAL DEATH BENEFIT RIDER:
     OPTIONAL DEATH BENEFIT RIDER CHARGE (as a percentage
  of Sub-Account Value)                                                0.15%

(1)  Length of time from Premium Payment.
(2) An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

The purpose of the Fee Tables and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Tables and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply.

The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.08% annual charge.

                           ANNUAL FUND OPERATING EXPENSES
                      (As a percentage of average net assets)


                                                          MANAGEMENT       OTHER      TOTAL FUND
                                                             FEES         EXPENSES    OPERATING
                                                          INCLUDING                    EXPENSES
                                                           WAIVERS                     INCLUDING
                                                                                        WAIVERS
Hartford Advisers HLS Fund . . . . . . . . . . . .          0.616%          0.018%       0.634%
Hartford Bond HLS Fund . . . . . . . . . . . . . .          0.482%          0.021%       0.503%
Hartford Capital Appreciation HLS Fund . . . . . .          0.623%          0.019%       0.642%
Hartford Dividend & Growth HLS Fund  . . . . . . .          0.641%          0.018%       0.659%
Hartford Global Leaders HLS Fund (1) . . . . . . .          0.487%          0.120%       0.607%
Hartford Growth and Income HLS Fund. . . . . . . .          0.767%          0.040%       0.807%
Hartford High Yield HLS Fund (1) . . . . . . . . .          0.487%          0.035%       0.522%
Hartford Index HLS Fund. . . . . . . . . . . . . .          0.382%          0.019%       0.401%
Hartford International Advisers HLS Fund . . . . .          0.755%          0.108%       0.863%
Hartford International Opportunities HLS Fund  . .          0.681%          0.090%       0.771%
Hartford MidCap HLS Fund . . . . . . . . . . . . .          0.759%          0.034%       0.793%
Hartford Money Market HLS Fund . . . . . . . . . .          0.433%          0.015%       0.448%
Hartford Mortgage Securities HLS Fund  . . . . . .          0.432%          0.030%       0.462%
Hartford Small Company HLS Fund. . . . . . . . . .          0.753%          0.019%       0.772%
Hartford Stock HLS Fund. . . . . . . . . . . . . .          0.439%          0.018%       0.457%


(1) Hartford Global Leaders HLS Fund and Hartford High Yield HLS Fund are new Funds. "Total Fund Operating Expenses" are based on annualized estimates
     of such expenses to be incurred in the current fiscal year.   HL Investment
     Advisors, Inc. has agreed to waive its fees for these until the assets of the Funds (excluding assets contributed by companies affiliated with HL Investment Advisors, Inc.) reach $20 million. Before this waiver, the Management Fee and Total Fund Operating Expenses would be:


                                                                   TOTAL FUND
                                            MANAGEMENT    OTHER     OPERATING
                                               FEES     EXPENSES    EXPENSES
Hartford Global Leaders Fund                  0.775%     0.120%       0.895%
Hartford High Yield Fund                      0.775%     0.035%       0.810%


EXAMPLE - DIRECTOR VI
This Example assumes you did not select the Optional Death Benefit Rider.


                               If you Surrender your Contract at the end of
                               the applicable time period you would pay the
                               following expenses on a $1,000 investment,
                               assuming a 5% annual return on assets:
SUB-ACCOUNT                      1 YEAR     3 YEARS     5 YEARS     10 YEARS
Hartford Bond HLS Fund            $73        $103        $135         $214
Hartford Stock HLS Fund            72         101         133          209
Hartford Money Market HLS Fund     72         101         132          208
Hartford Advisers HLS Fund         74         107         142          229
Hartford Capital                   74         107         142          229
Appreciation HLS Fund
Hartford Mortgage Securities
  HLS Fund                         72         101         133          210
Hartford Index HLS Fund            72          99         130          203
Hartford International             75         111         149          243
Opportunities HLS Fund
Hartford Dividend & Growth HLS
  Fund                             74         107         143          231
Hartford International Advisers
  HLS Fund                         76         114         154          253
Hartford MidCap HLS Fund           76         112         150          245
Hartford Small Company HLS Fund    75         111         149          243
Hartford Growth and Income HLS
  Fund                             76         112         151          247
Hartford High Yield HLS Fund       73         109         N/A          N/A
Hartford Global Leaders HLS Fund   74         112         N/A          N/A


                                        If you annuitize your Contract at the end of
                                        the applicable time period you would pay the
                                        following expenses on a $1,000 investment,
                                        assuming a 5% annual return on assets:

SUB-ACCOUNT                             1 YEAR   3 YEARS    5 YEARS     10 YEARS
Hartford Bond HLS Fund                   $18       $57        $98         $214
Hartford Stock HLS Fund                   17        55         96          209
Hartford Money Market HLS                 17        55         95          208
Hartford Advisers HLS Fund                19        61        105          228
Hartford Capital                          19        61        106          229
Appreciation HLS Fund
Hartford Mortgage Securities HLS Fund     18        56         96          209
Hartford Index HLS Fund                   17        54         93          203
Hartford International                    21        65        112          242
Opportunities HLS Fund
Hartford Dividend & Growth HLS Fund       20        62        106          230
Hartford International Advisers HLS
 Fund                                     22        68        117          252
Hartford MidCap HLS Fund                  21        66        113          245
Hartford Small Company HLS Fund           21        65        112          242
Hartford Growth and Income HLS Fund       21        66        114          246
Hartford High Yield HLS Fund              18        64        N/A          N/A
Hartford Global Leaders HLS Fund          19        66        N/A          N/A


                                        If you do not Surrender your Contract,
                                        you would pay the following expenses on
                                        a $1,000 investment, assuming a 5%
                                        annual return on assets:
SUB-ACCOUNT                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
Hartford Bond HLS Fund                     $19      $58        $99      $214
Hartford Stock HLS Fund                     18       56         97       209
Hartford Money Market HLS                   18       56         96       208
Hartford Advisers HLS Fund                  20       62        106       229
Hartford Capital                            20       62        106       229
Appreciation HLS Fund
Hartford Mortgage Securities HLS Fund       18       56         97       210
Hartford Index HLS Fund                     18       54         94       203
Hartford International                      21       66        113       243
Opportunities HLS Fund
Hartford Dividend & Growth HLS Fund         20       62        107       231
Hartford International Advisers HLS
 Fund                                       22       69        118       253
Hartford MidCap HLS Fund                    22       67        114       245
Hartford Small Company HLS Fund             21       66        113       243
Hartford Growth and Income HLS Fund         22       67        115       247
Hartford High Yield HLS Fund                19       64        N/A       N/A
Hartford Global Leaders HLS Fund            20       67        N/A       N/A



EXAMPLE - DIRECTOR VI
This Example assumes you did select the Optional Death Benefit Rider.


                                If you Surrender your Contract at the end of
                                the applicable time period you would pay the
                                following expenses on a $1,000 investment,
                                assuming a 5% annual return on assets:
SUB-ACCOUNT                      1 YEAR     3 YEARS     5 YEARS     10 YEARS
Hartford Bond HLS Fund            $73         $103        $135        $214
Hartford Stock HLS Fund            72          101         133         209
Hartford Money Market HLS Fund     72          101         132         208
Hartford Advisers HLS Fund         74          107         142         229
Hartford Capital                   74          107         142         229
Appreciation HLS Fund
Hartford Mortgage Securities
  HLS Fund                         72          101         133         210
Hartford Index HLS Fund            72           99         130         203
Hartford International             75          111         149         243
Opportunities HLS Fund
Hartford Dividend & Growth HLS
  Fund                             74          107         143         231
Hartford International Advisers
  HLS Fund                         76          114         154         253
Hartford MidCap HLS Fund           76          112         150         245
Hartford Small Company HLS Fund    75          111         149         243
Hartford Growth and Income HLS
  Fund                             76          112         151         247
Hartford High Yield HLS Fund       73          109         N/A         N/A
Hartford Global Leaders HLS Fund   74          112         N/A         N/A


                                   If you annuitize your Contract at
                                   the end of the applicable time
                                   period you would pay the following
                                   expenses on a $1,000 investment,
                                   assuming a 5% annual return on
SUB-ACCOUNT                        1 YEAR   3 YEARS   5 YEARS    10 YEARS
Hartford Bond HLS Fund             $18       $57       $98       $214
Hartford Stock HLS Fund             17        55        96        209
Hartford Money Market HLS Fund      17        55        95        208
Hartford Advisers HLS Fund          19        61       105        228
Hartford Capital                    19        61       106        229
Appreciation HLS Fund
Hartford Mortgage Securities
  HLS Fund                          18        56        96        209
Hartford Index HLS Fund             17        54        93        203
Hartford International              21        65       112        242
Opportunities HLS Fund
Hartford Dividend & Growth HLS      20        62       106        230
  Fund
Hartford International Advisers
  HLS Fund                          22        68       117        252
Hartford MidCap HLS Fund            21        66       113        245
Hartford Small Company HLS Fund     21        65       112        242
Hartford Growth and Income HLS
  Fund                              21        66       114        246
Hartford High Yield HLS Fund        18        64       N/A        N/A
Hartford Global Leaders HLS Fund    19        66       N/A        N/A



                                   If you do not Surrender your Contract,
                                   you would pay the following expenses on
                                   a $1,000 investment, assuming a 5%
                                   annual return on assets:
SUB-ACCOUNT                         1 YEAR   3 YEARS   5 YEARS  10 YEARS
Hartford Bond HLS Fund              $19      $58      $99       $214
Hartford Stock HLS Fund              18       56       97        209
Hartford Money Market HLS Fund       18       56       96        208
Hartford Advisers HLS Fund           20       62      106        229
Hartford Capital                     20       62      106        229
Appreciation HLS Fund
Hartford Mortgage Securities
  HLS Fund                           18       56       97        210
Hartford Index HLS Fund              18       54       94        203
Hartford International               21       66      113        243
Opportunities HLS Fund
Hartford Dividend & Growth HLS
  Fund                               20       62       107       231
Hartford International Advisers      22       69       118       253
  HLS Fund
Hartford MidCap HLS Fund             22       67       114       245
Hartford Small Company HLS Fund      21       66       113       243
Hartford Growth and Income HLS
  Fund                               22       67       115       247
Hartford High Yield HLS Fund         19       64       N/A       N/A
Hartford Global Leaders HLS Fund     20       67       N/A       N/A


                                  ACCUMULATION UNIT VALUES
             (For an Accumulation Unit outstanding throughout the period)

The following information has been derived from the audited financial statements of the Separate Account, which have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.


                                              Year Ended December 31,
                                    1998       1997      1996       1995     1994      1993      1992      1991      1990     1989
                                    ----       ----      ----       ----     ----      ----      ----      ----      ----     ----
HARTFORD BOND
HLS FUND SUB-ACCOUNT
(Inception date August 1, 1986)
Accumulation Unit Value at          $2.114     $1.992    $1.880     $1.607   $1.694    $1.556    $1.493    $1.298    $1.212  $1.095
beginning
of period
Accumulation Unit Value at end      $2.258     $2.114    $1.922     $1.880   $1.607    $1.694    $1.556    $1.493    $1.298  $1.212
of period
Number Accumulation Units          162,501    111,586    96,857     99,377   85,397    79,080    41,204    25,267    14,753   9,267
outstanding at end of period
(in thousands)
HARTFORD STOCK
HLS FUND SUB-ACCOUNT (Inception
date August 1, 1986)
Accumulation Unit Value at          $4.602     $3.546    $2.887     $2.180   $2.250    $1.993    $1.834    $1.490    $1.569  $1.261
beginning of period
Accumulation Unit Value at end      $6.066     $4.602    $3.546     $2.887   $2.180    $2.250    $1.993    $1.834    $1.490  $1.569
of period
Number Accumulation Units          403,629    372.754   333,176    285,640  248,563   203,873   121,100    72,780    31,149  30,096
outstanding at end of period
(in thousands)
HARTFORD MONEY MARKET
HLS FUND SUB-ACCOUNT
(Inception date August 1, 1986)
Accumulation Unit Value at          $1.650     $1.587    $1.528     $1.462   $1.424    $1.401    $1.369    $1.307    $1.225  $1.136
beginning of period
Accumulation Unit Value at end      $1.716     $1.650    $1.587     $1.528   $1.462    $1.424    $1.401    $1.369    $1.307  $1.225
of period
Number Accumulation Units          183,614    140,797   151,978    102,635  138,396   102,328    78,664    60,774    67,059  28,291
outstanding at end of period
(in thousands)
HARTFORD ADVISERS
HLS FUND SUB-ACCOUNT (Inception
date August 1, 1986)
Accumulation Unit Value at          $3.572     $2.905    $2.523     $1.991  $2.072    $1.870    $1.748    $1.470    $1.470  $1.223
beginning of period
Accumulation Unit Value at end      $4.398     $3.572    $2.905     $2.523  $1.991    $2.072    $1.870    $1.748    $1.470  $1.470
of period
Number Accumulation Units        1,095,048  1,012,472   953,998    888,803 858,014   688,865   295,387   166,408   101,758  79,738


                                        29


outstanding at end of period
(in thousands)
HARTFORD CAPITAL APPRECIATION
HLS FUND SUB-ACCOUNT
(Inception date August 1, 1986)
Accumulation Unit Value at        $4.845   $4.010     $3.364     $2.615   $2.583    $2.165    $1.874    $1.231    $1.400    $1.142
beginning of period
Accumulation Unit Value at end    $5.526   $4.845     $4.010     $3.364   $2.615    $2.583    $2.165    $1.874    $1.231    $1.400
of period
Number Accumulation Units         352,482  351,189    330,580    292,671  220,936   160,934   75,653    39,031    10,501    8,041
outstanding at end of period
(in thousands)
HARTFORD MORTGAGE SECURITIES
HLS FUND SUB-ACCOUNT
(Inception date August 1, 1986)
Accumulation Unit Value at        $2.098   $1.949     $1.878    $1.637   $1.685     $1.604    $1.552    $1.370    $1.264    $1.132
beginning of period
Accumulation Unit Value at end    $2.211   $2.098     $1.949    $1.878   $1.637     $1.685    $1.604    $1.552    $1.370    $1.264
of period
Number Accumulation Units         78,026   81,143     89,098    101,881  112,417    138,666   98,494    46,464    18,632    12,248
outstanding at end of period
(in thousands)
HARTFORD INDEX
HLS FUND SUB-ACCOUNT (Inception
date May 1, 1987)
Accumulation Unit Value at        $3.726   $2.845     $2.359    $1.750   $1.755     $1.629    $1.544    $1.207    $1.274    $0.989
beginning of period
Accumulation Unit Value at end    $4.712   $3.726     $2.845    $2.359   $1.750     $1.755    $1.629    $1.544    $1.207    $1.274
of period
Number Accumulation Units         131,579  109,837    87,611    65,954   50,799     46,504    29,723    15,975    10,015    6,306
outstanding at end of
(in thousands)
HARTFORD INTERNATIONAL
OPPORTUNITIES HLS FUND
SUB-ACCOUNT
(Inception date July 2, 1990)
Accumulation Unit Value at end    $1.469   $1.482     $1.329    $1.181   $1.220     $0.924    $0.979    $0.877    $1.000    -
of period
Accumulation Unit Value at end    $1.641   $1.469     $1.482    $1.329   $1.181     $1.220    $0.924    $0.979    $0.877    -
of period
Number Accumulation Units         240,090  264,642    266,962   238,086  246,259    132,795   32,597    13,109    2,892     -
outstanding at end of period
(in thousands)
HARTFORD DIVIDEND & GROWTH
HLS FUND SUB-ACCOUNT
(Inception date March 8, 1994)
Accumulation Unit Value at        $2.149   $1.650     $1.359    $1.009   $1.000     -         -         -         -         -
beginning of period
Accumulation Unit Value at end    $2.471   $2.149     $1.650    $1.359   $1.009     -         -         -         -         -
of period..................
Number Accumulation Units         391,151  308,682    190,958   83,506   29,146     -         -         -         -         -
outstanding at end of period
(in thousands)
HARTFORD INTERNATIONAL ADVISERS


                                        30


HLS FUND SUB-ACCOUNT
(Inception date March 1, 1995)
Accumulation Unit Value at        $1.319     $1.266     $1.146    $1.000     -          -         -         -         -         -
beginning of period
Accumulation Unit Value at end    $1.476     $1.319     $1.266    $1.146     -          -         -         -         -         -
of period
Number Accumulation Units         50,971     43,217     23,174    6,577      -          -         -         -         -         -
outstanding at end of period
(in thousands).............
HARTFORD SMALL COMPANY
HLS FUND SUB-ACCOUNT
(Inception date August 9, 1996)
Accumulation Unit Value at        $1.247     $1.066     $1.000    -          -          -         -         -         -         -
beginning of period
Accumulation Unit Value at end    $1.374     $1.247     $1.066    -          -          -         -         -         -         -
of period..................
Number Accumulation Units         85,431     56,706     12,563    -          -          -         -         -         -         -
outstanding at end of period
(in thousands)
HARTFORD MIDCAP HLS FUND
SUB-ACCOUNT
(Inception date July 15, 1997)
Accumulation Unit Value at        $1.097     $1.000     -         -          -          -         -         -         -         -
beginning of period
Accumulation Unit Value at end    $1.371     $1.097     -         -          -          -         -         -         -         -
of period..................
Number Accumulation Units         33,348     8,306      -         -          -          -         -         -         -         -
outstanding at end of period
(in thousands)
HARTFORD GROWTH AND INCOME
HLS FUND SUB-ACCOUNT
(Inception date June 1, 1998)
Accumulation Unit Value at        $1.000     -          -         -          -          -         -         -         -         -
beginning of period
Accumulation Unit Value at end    $1.182     -          -         -          -          -         -         -         -         -
of period..................
Number Accumulation Units         4,982      -          -         -          -          -         -         -         -         -
outstanding at end of period
(in thousands)
HARTFORD GLOBAL LEADERS
HLS FUND SUB-ACCOUNT
(Inception date September 30,
1998)
Accumulation Unit Value at        $1.000     -          -         -          -          -         -         -         -         -
beginning of period
Accumulation Unit Value at end    $1.315     -          -         -          -          -         -         -         -         -
of period..................
Number Accumulation Units         416        -          -         -          -          -         -         -         -         -
outstanding at end of period
(in thousands)
HARTFORD HIGH YIELD
HLS FUND SUB-ACCOUNT
(Inception date September 30,
1998)
Accumulation Unit Value at        $1.000     -          -         -          -          -         -         -         -         -
beginning of period
Accumulation Unit Value at        $1.035     -          -         -          -          -         -         -         -         -
end of period...............
Number Accumulation Units         1,832      -          -         -          -          -         -         -         -         -
outstanding at end of period
(in thousands)

                                     HIGHLIGHTS

How do I purchase this Annuity?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $2,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase Program-Registered Trademark- or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Annuity without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

What type of sales charge will I pay?

- You don't pay a sales charge when you purchase your Annuity. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Annuity. The Contingent Deferred Sales Charge will depend on the length of time the Premium Payment you made has been in your Annuity and which Series of The Director you purchased. The Fee Tables included earlier in this prospectus or the Appendix at the end of this prospectus will indicate the appropriate sales charge.

You won't be charged a Contingent Deferred Sales Charge on:
-    The Annual Withdrawal Amount
- Premium Payments or earnings that have been in your Annuity for more than the Contingent Deferred Sales Charge period.
-    Distributions made due to death
-    Most payments we make to you as part of your Annuity Payout

Is there an Annual Maintenance Fee?

We deduct this $25.00 fee each year on your Contract Anniversary or when you fully Surrender your Annuity, if, on either of those dates, the value of your Annuity is less than $50,000. The Annual Maintenance Fee for Series VI is $30.00.

What charges will I pay on an annual basis?

In addition to the Annual Maintenance Fee, you pay two different types of charges each year. The first type of charge is the fee you pay for insurance. This charge is:

A mortality and expense risk charge that is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.

The second type of charge is the fee you pay for the Funds.

Currently, Fund charges range from 0.401% to 0.863% annually of the average daily value of the amount you have invested in the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.

If you elect the Optional Death Benefit Rider, we will subtract an additional charge on a daily basis that is equal to an annual charge of .15% of your Contract Value invested in the Funds.

Can I take out any of my money?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts, or after Annuity Payouts begin under the Payment for a Designated Period Annuity Payout Option.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.
- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

Will Hartford pay a Death Benefit?

There is a Death Benefit if the Contract Owner, joint owner (not available in Series II) or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit will depend on the Series purchased and Series II, Series IIR, Series III, Series IV and Series V are described in greater detail in the Appendices at the end of this prospectus.

For all Series, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If you purchased Series VI and If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:
- The Contract Value on the date the death certificate or other legal document acceptable to us is received; or
- 100% of all Premium Payments paid into the Contract minus any partial Surrenders; or
-    The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract

Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.


If you elect the Optional Death Benefit Rider at an additional charge and you purchased Series II or Series IIR your Death Benefit, prior to the deceased's 90th birthday, is the greater of: the total Premium Payments you have made to us minus any amounts you have Surrendered, the Contract Value of your annuity, or your Maximum Anniversary Value starting on the Contract Anniversary immediately following the date the Optional Death Benefit Rider is added to your annuity or the Interest Accumulation Value starting on the date the Optional Death Benefit Rider is added to your annuity.

If you elect the Optional Death Benefit Rider at an additional charge and you purchased Series III, IV, or V, your Death Benefit, prior to the deceased's 85th birthday, is the greater of: the total Premium Payments you have made to us minus any amounts you have Surrendered, the Contract Value of your annuity, or your Maximum Anniversary Value starting on the Contract Anniversary immediately following the date the Optional Death Benefit Rider is added to your annuity or the Interest Accumulation Value starting on the date the Optional Death Benefit Rider is added to your annuity or your Contract Value on the Specified Contract Anniversary immediately proceeding the date of death.


What Annuity Payout Options are available?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options listed in your Prospectus. We may make other Annuity Payout Options available at any time.

You must begin to take payouts by the Annuitant's 90th birthday. If you do not tell us what Annuity Payout Option you want before that time, we will make payments under Option 2 - Life Annuity with 120 Monthly Payments Certain.

                            GENERAL CONTRACT INFORMATION

                          Hartford Life Insurance Company

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to
Connecticut.   Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                                 HARTFORD'S RATINGS

--------------------------------------------------------------------------------
        Rating Agency            Effective    Rating       Basis of Rating
                              Date of Rating
--------------------------------------------------------------------------------
 A.M. Best and Company, Inc.      1/1/99        A+    Financial performance
--------------------------------------------------------------------------------
 Standard & Poor's                6/1/98        AA    Insurer financial strength
--------------------------------------------------------------------------------
 Duff & Phelps                   12/21/98       AA+   Claims paying ability
--------------------------------------------------------------------------------


                                The Separate Account

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on

June 2, 1986 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:
- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.
- Is not subject to the liabilities arising out of any other business Hartford may conduct.
- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.
- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this Prospectus.
- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Annuity will equal the total of the payments you make to us.

                                     The Funds



All of the Funds are sponsored and administered by Hartford Life Insurance Company. HL Investment Advisors, Inc. ("HL Advisors") serves as the investment adviser to each of the Funds. Wellington Management Company, LLP ("Wellington Management") and The Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Each Fund, except for the Hartford Global Leaders HLS Fund, the Hartford Growth and Income HLS Fund and the Hartford High Yield HLS Fund, is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. The Hartford Global Leaders HLS Fund, the Hartford Growth and Income HLS Fund and the Hartford High Yield HLS Fund are diversified series of Hartford Series Fund, Inc., a Maryland corporation, also registered with the Securities and Exchange Commission as an open-end management investment company. The shares of each Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Annuity.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses, policies and procedures are more fully described in the accompanying Funds' prospectus and Statement of Additional Information, which you may order from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The Funds may not be available in all states. In addition, if you purchased Series II, Series IIR or Series III and want to allocate Premium Payments or transfer Contract Value to any Funds added to this Annuity after March 10, 1994, you must sign an amendment to your Contract which is called an Amendatory Rider before you can invest in the new Funds. The Amendatory Rider gives Contract Owners the ability to invest in new underlying funds, but it also changes some of the terms of your Contract, including how often you are able to transfer between Sub-Accounts.

The investment goals of each of the Funds are as follows:

HARTFORD ADVISERS HLS FUND - Seeks maximum long-term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND - Seeks maximum current income consistent with preservation of capital by investing primarily in fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor
Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford Bond HLS Fund, Inc. - Investment Policies." Sub-advised by HIMCO.

HARTFORD CAPITAL APPRECIATION HLS FUND - Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND - Seeks a high level of current income consistent with growth of capital and reasonable investment risk. Sub-advised by Wellington Management.

HARTFORD GLOBAL LEADERS HLS FUND - Seeks growth of capital by investing primarily in equity securities issued by U.S. company and non-U.S. companies.

HARTFORD GROWTH AND INCOME HLS FUND - Seeks growth of capital and current income by investing primarily in equity securities with earnings growth potential and steady rising dividends.

HARTFORD HIGH YIELD HLS FUND - Seeks high current income by investing in non-grade fixed-income securities. Growth of capital is a secondary objective.

HARTFORD INDEX HLS FUND - Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. * Sub-advised by HIMCO.

HARTFORD INTERNATIONAL ADVISERS HLS FUND - Seeks maximum long-term total return consistent with prudent investment risk by investing in a portfolio of equity, debt and money market securities. Securities in which the Fund invests primarily will be denominated in non-U.S. currencies and will be traded in non-U.S. markets. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND - Seeks growth of capital by investing primarily in equity securities issued by non-U.S. companies. Sub-advised by Wellington Management.

HARTFORD MIDCAP HLS FUND - Seeks to achieve long-term capital growth through capital appreciation by investing primarily in equity securities. Sub-advised by Wellington Management.

HARTFORD MORTGAGE SECURITIES HLS FUND - Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities, including securities issued by the Government National Mortgage Association. Sub-advised by HIMCO.

HARTFORD SMALL COMPANY HLS FUND - Seeks growth of capital by investing primarily in equity securities selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND - Seeks long-term growth by investing primarily in equity securities. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND - Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.


* "STANDARD & POOR'S," "S&P-Registered Trademark-," "S&P 500-Registered Trademark-," "STANDARD & POOR'S 500," AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY HARTFORD. THE INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE

ADVISABILITY OF INVESTING IN THE INDEX FUND.

Mixed and Shared Funding - Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

Voting Rights - We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:
- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.
- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.
-    Arrange for the handling and tallying of proxies received from Contract
     Owners.
- Vote all Fund shares attributable to your Contract according to instructions received from you, and
- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

Substitutions, Additions, or Deletions of Funds - We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under Your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of Contracts Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

                          Performance Related Information

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

The Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

The Hartford Money Market HLS Fund Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

The Separate Account may also disclose yield for periods prior to the date the Separate Account commenced operations. For these periods, performance information for the Sub-Accounts will be calculated based on the performance of the underlying Funds and the assumption that the Sub-Accounts were in existence for the same periods as those of the underlying Funds, with a level of charges equal to those currently assessed against the Sub-Accounts. No yield disclosure for periods prior to the date of the Separate Account will be used without the yield disclosure for periods as of the inception of the Separate Account.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

                           The Fixed Accumulation Feature
          For Series III, Series IV, Series V and Series VI Contracts Only

Important Information You Should Know: This portion of the Prospectus relating to the Fixed Accumulation Feature is not registered under the Securities Act of 1933 ("1933 Act") and the Fixed Accumulation Feature is not registered as an investment company under the 1940 Act. The Fixed Accumulation Feature or any of its interests are not subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosure regarding the Fixed Accumulation Feature. The following disclosure about the Fixed Accumulation Feature may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.

Currently, if you purchased Series III, Series IV or Series V, we guarantee that we will credit interest at a rate of not less than 4% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. Currently, if you purchased Series VI, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of your guaranteed rate per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

Important: Any interest credited to amounts you allocate to the Fixed Accumulation Feature in excess of your guaranteed interest rate per year will be determined at our sole discretion. You assume the risk that interest credited to Fixed Accumulation Feature may not exceed the minimum guarantee for any given year.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

Dollar Cost Averaging ("DCA") Plus Programs: Currently, if you have access to the Fixed Account, you may enroll in a special pre-authorized transfer program known as our DCA Plus Program (the "Program"). Under this Program, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into the Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either the 6 Month Transfer Program or 12 Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and a final transfer of the entire amount remaining in the Program. Contract owners who purchase their Contracts in New York have a different DCA Plus Program. Currently, only one DCA Plus Program transfer period is available in New York, but that period allows transfers to selected Sub-Accounts in 3 to 12 months.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate. Any subsequent payments we receive within the Program period selected will be allocated to the Sub-Accounts over the remainder of that Program transfer period.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, you will no longer receive the Program interest rate and unless we receive instructions to the contrary, the amounts remaining in the Program may accrue the interest rate currently in effect for the Fixed Accumulation Feature.

We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program. This Program may not be available in all states; please contact us to determine if it is available in your state. This Program is not available for Series II.

You may only have one DCA program in place at one time. The Fixed Accumulation Feature and Dollar Cost Averaging Plus Program are not available in Oregon.

                                    The Contract

                            Purchases and Contract Value

What types of Contracts are available?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:
- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;
- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;
-    Individual Retirement Annuities adopted according to Section 408 of the
     Code;
- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and
- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

How do I purchase a Contract?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $2,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase Program or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of

$1,000,000 or more.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

How are Premium Payments applied to my Contract?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be processed on the next Valuation Day. If we receive your Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until your provide the necessary information.

Can I cancel my Contract after I purchase it?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your
Contract.   We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.

How is the value of my Contract calculated before the Annuity Commencement Date?

The Contract Value is the sum of all Accounts. There are two things that affect your

Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by
- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus
- The daily mortality and expense risk charge adjusted for the number of days in the period, and any other applicable charge.
-    The Optional Death Benefit charge if applicable.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

Can I transfer from one Sub-Account to another?

Transfers between Sub-Accounts -You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Sub-Account Transfer Restrictions - The transfer restrictions that apply to your Contract depend on which series of the Contract you purchased. Series II, Series IIR and Series

III Contract Owners had transfer restrictions added as part of an Amendatory Rider. The Rider allows you to invest in certain underlying Funds. This Rider also amended your Contract to add some restrictions on your ability to do Sub-Account transfers. If you own Series II, Series IIR or Series III and you signed this Rider, the restrictions described below apply to you. Series IV and Series V Contract Owners have the restrictions as part of their Contract. If restrictions apply, we reserve the right to limit the number of transfers to 12 per Contract Year, with no transfers occurring on consecutive Valuation Days. We also have the right to restrict transfers if we believe that the transfers could have an adverse effect on other Contract Owners. In all states except New York, Florida, Maryland and Oregon, we may:
-    Require a minimum time period between each transfer,
- Limit the dollar amount that may be transferred on any one Valuation Day, and
- Not accept transfer requests from an agent acting under a power of attorney for more than one Contract Owner.

We also have a restriction in place for all Contract Owners that involves individuals who act under a power of attorney for multiple Contract Owners. If the value of the Contract Owners' Accounts add up to more than $2 million, we will not accept transfer instructions from the power of attorney unless the power of attorney has entered into a Third Party Transfer Services Agreement with us.

Some states may have different restrictions.

Fixed Accumulation Feature Transfers: During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer the greater of:
-    Up to 30% of your total amount in the Fixed Accumulation Feature, or
-    An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Bonus Program. Series II Contract Owners may not transfer to the Fixed Accumulation Feature.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

Fixed Accumulation Feature Transfer Restrictions - We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait six months before moving Sub-Account Values back to the Fixed Accumulation Feature.

Telephone Transfers - In most states, you can make transfers by calling us at
(800)

862-6668. Hartford, our agents or our affiliates are not responsible for losses resulting from telephone requests that we believe are genuine. We will use reasonable procedures to confirm that telephone instructions are genuine, including requiring that callers provide certain identification information and recording all telephone transfer instructions.

Power of Attorney - You may authorize another person to make transfers on your behalf by submitting a completed Power of Attorney form. Once we have the completed form on file, we will accept transfer instructions from your designated third party, subject to our transfer restrictions, until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a Power of Attorney.

                                  Charges and Fees

There are 4 charges and fees associated with the Contract:

1.   The Contingent Deferred Sales Charge

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The percentage of the Contingent Deferred Sales Charge is based on how long your Premium Payments have been in the Contract. The Contingent Deferred Sales Charge will not exceed the total amount of the Premium Payments made. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender.

The Contingent Deferred Sales Charge is a percentage of the amount Surrendered and is equal to for Series VI:

                              Number of  Contingent
                             years from   Deferred
                               Premium      Sales
                               Payment     Charge
                                  1          6%
                                  2          6%
                                  3          5%
                                  4          5%
                                  5          4%

                                  6          3%
                                  7          2%
                              8 or more      0%

The Contingent Deferred Sales Charges for Series II, Series IIR, Series III, Series IV and Series V are described in the Appendices.

The following Surrenders are NOT subject to a Contingent Deferred Sales Charge:

- Annual Withdrawal Amount: During the Contingent Deferred Sales Charge period for each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts.
- Surrenders made from Premium Payments invested for more than the Contingent Deferred Sales Charge period. After the Contingent Deferred Sales Charge period, you may take the total of: (a) all of your earnings, and (b) all Premium Payments held in your Contract for more than the Contingent Deferred Sales Charge period, and (c) 10% of Premium Payments made during the Contingent Deferred Sales Charge period.

Under the following situations, the Contingent Deferred Sales Charge is WAIVED:
- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.
-    On or after the Annuitant's 90th birthday.
- For disabled participants enrolled in a group unallocated, tax qualified retirement plan. With our approval and under certain conditions, participants who become disabled can receive Surrenders free of Contingent Deferred Sales Charge.

The following situations are NOT subject to a Contingent Deferred Sales Charge:

-    Upon death of the Annuitant or Contract Owner.
- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is fully Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.
Upon cancellation during the Right to Cancel Period

2.   Mortality and expense risk charge

For assuming mortality and expense risks under the Contract, we deduct a daily charge at the rate of 1.25% per year of Sub-Account Value (estimated at .90% for mortality and .35% for expenses). The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- Mortality Risk - There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun

     During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

     Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. We would be required to make these payments if the Payout Option chosen is the Life Annuity, Life Annuity With Payments for a Period Certain or Joint and Last Survivor Life Annuity Payout Option. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- Expense Risk - We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

3.   Annual Maintenance Fee

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $25 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested. This fee is $30.00 for Series VI.

When is the Annual Maintenance Fee Waived?

If you purchased Series V or Series VI, we will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. This is not available for Series II, Series IIR, Series III, or Series IV.

We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

4.   Premium Taxes

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made, some when the Contract is Surrendered and others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

Charges against the Funds - The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this Prospectus.

OPTIONAL DEATH BENEFIT RIDER CHARGE: If you elect the Optional Death Benefit Rider, we will subtract an additional charge on a daily basis that is equal to an annual charge of .15% of your Contract Value invested in the Funds.

We may offer, in our discretion, reduced fees and charges including, but not limited to Contingent Deferred Sales Charges, the mortality and expense risk charge, and the Annual Maintenance Fee, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.

                                   Death Benefit

What is the Death Benefit and how is it calculated?

The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

The Death Benefit calculation depends on the Series purchased. The Death Benefit for Series II, Series IIR, Series III, Series IV and Series V are described in the Appendices in the back of this prospectus. The Death Benefit for Series VI will be the greater of:

- The total Premium Payments you have made to us minus any amounts you have Surrendered, or
-    The Contract Value of your Annuity, or
-    Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

For all Series, the Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

OPTIONAL DEATH BENEFIT:

You may also elect the Optional Death Benefit Rider for an additional fee. The Optional Death Benefit adds new features to your Death Benefit calculation, depending on which Series you purchased.
If you elect the Optional Death Benefit Rider at an additional charge and you purchased Series II or Series IIR, your Death Benefit, prior to the deceased's 90th birthday, is the greater of: the total Premium Payments you have made to us minus any amounts you have Surrendered, the Contract Value of your annuity, or your Maximum Anniversary Value starting on the Contract Anniversary immediately following the date the Optional Death Benefit Rider is added to your annuity or the Interest Accumulation Value starting on the date the Optional Death Benefit Rider is added to your annuity.

The Interest Accumulation Value is equal to the Contract Value on the date this Optional Death Benefit Rider is added plus any Premium Payments after that date minus any partial surrenders taken after the Optional Death Benefit was added, compounded daily at an annual rate of 0.05%. If you have taken any partial Surrenders, the interest Accumulation Value will be adjusted to reduced the Optional Death Benefit proportionally for any partial Surrenders.

After the deceased's 90th birthday, the Death Benefit for Series II and IIR if the Optional Death Benefit Rider is elected, will be the greater of the Contract Value, the Maximum Anniversary Value or the Interest Accumulation Value.

If you purchased Series III, IV or V, your Death Benefit, prior to the deceased's 85th birthday, is the greater of: the total Premium Payments you have made to us minus any amounts you have Surrendered, the Contract Value of your annuity, or your Maximum Anniversary Value starting on the Contract Anniversary immediately following the date the Optional Death Benefit Rider is added to our annuity or the Interest Accumulation Value starting on the date the Optional Death Benefit Rider is added to your annuity or your Contract Value on the Specified Contract Anniversary immediately proceeding the date of death.

After the deceased's 85th birthday but prior to the 90th birthday, the Death Benefit for Series III, IV or V's Optional Death Benefit Rider is the greater of Contract Value, total Premium Payments made to us. Maximum Anniversary Value or Interest Accumulation Value. After the deceased's 90th birthday, the Death Benefit payable under the Optional Death Benefit Rider is the greater of Contract Value, Maximum Anniversary Value or the Interest Accumulation Value.

The Death Benefit payable under the Optional Death Benefit Rider, regardless of the Series purchased, is limited to a maximum of 200% of the Contract Value on the date the Optional Death Benefit Rider was added, plus 200% of any Premium Payments made since the addition of the Optional Death Benefit Rider less proportional adjustments for any Surrenders from that date.


How is the Death Benefit paid?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

Required Distributions: If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The


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

Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

Who will receive the Death Benefit?

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

If death occurs before the Annuity Commencement Date:

--------------------------------------------------------------------------------
 If the deceased is  and...              and...              then the...
 the...
 Contract Owner      There is a          The Annuitant is    Joint Contract
                     surviving joint     living or deceased  Owner receives the
                     Contract Owner                          Death Benefit.
 Contract Owner      There is no         The Annuitant is    Designated
                     surviving joint     living or deceased  Beneficiary
                     Contract Owner                          receives the Death
                                                             Benefit.
 Contract Owner      There is no         The Annuitant is    Contract Owner's
                     surviving joint     living or deceased  estate receives
                     Contract Owner and                      the Death Benefit.
                     the Beneficiary
                     predeceases the
                     Contract Owner
 Annuitant           The Contract Owner  There is no named   Death Benefit is
                     is living           Contingent          paid to the
                                         Annuitant           Contract Owner and
                                                             not the designated
                                                             Beneficiary.
                                                             However, if you
                                                             purchased Series
                                                             II, Series IIR,
                                                             Series III, Series
                                                             IV or Series V,
                                                             the Death Benefit
                                                             is paid to the
                                                             Beneficiary
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Annuitant           The Contract Owner  The Contingent      Contingent
                     is living           Annuitant is        Annuitant becomes
                                         living              the Annuitant, and
                                                             the Contract
                                                             continues.
--------------------------------------------------------------------------------

If death occurs on or after the Annuity Commencement Date:

--------------------------------------------------------------------------------
 If the deceased is      and...                     then the...
 the...
 Contract Owner          The Annuitant is living    Designated Beneficiary
                                                    becomes the Contract Owner
 Annuitant               The Contract Owner is      Contract Owner receives the
                         living                     Death Benefit.
 Annuitant               The Annuitant is also the  Designated Beneficiary
                         Contract Owner             receives the Death Benefit.
--------------------------------------------------------------------------------

These are the most common Death Benefit scenarios, however, there are others. Some of the Annuity Payout Options may not result in a Death Benefit payout. If you have questions about these and any other scenarios, please contact your registered representative or us.

What should the Beneficiary consider?

Alternatives to the Required Distributions: The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

Spousal contract continuation - If the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the contract owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. The spousal continuation is available only once for each Contract.


If you elect the Optional Death Benefit Rider for an additional charge and the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit, if the Spouse had elected to receive the Death Benefit under the Optional Death Benefit Rider.



                                     Surrenders

What kinds of Surrenders are available?

Full Surrenders before the Annuity Commencement Date: When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

Partial Surrenders before the Annuity Commencement Date: You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are two restrictions:
- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and
- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.

Full Surrenders after the Annuity Commencement Date: You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

Partial Surrenders are allowed after the Annuity Commencement Date if you elect Payments for a Designated Period. You should check with your tax advisor because there may be adverse tax consequences.

How do I request a Surrender?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (b) the SEC permits and orders postponement or (c) the SEC determines that an emergency exists to restrict valuation.

Written Requests - To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:
- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,
-    your tax withholding amount or percentage, if any, and
-    your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial

Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

Telephone Requests: To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. We may modify the requirements for telephone redemptions at any time.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

Completing a Power of Attorney form for another person to act on your behalf may prevent you from making Surrenders via telephone.

What should be considered about taxes?

There are certain tax consequences associated with Surrenders:

Prior to age 59 1/2: If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

We do not monitor Surrender requests. To determine whether a Surrender is permissible, with or without federal income tax penalty, please consult your personal tax adviser.

More than one Contract issued in the same calendar year:

If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

Internal Revenue Code section 403(b) annuities - As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to your

Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

We encourage you to consult with your tax adviser before making any Surrenders. Please see the "Federal Tax Considerations" section for more information.

                                  ANNUITY PAYOUTS

This section describes what happens when we begin to make regular Annuity Payouts from your Contract. You, as the Contract Owner, should answer five questions:

     1.   When do you want Annuity Payouts to begin?
     2.   What Annuity Payout Option do you want to use?
     3.   How often do you want to receive Annuity Payouts?
     4.   What is the Assumed Investment Return?
     5.   Do you want Annuity Payouts to be fixed or variable or a combination?

Please check with your financial advisor to select the Annuity Payout Option that best meets your income needs.

1.   When do you want Annuity Payouts to begin?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the month of the Annuitant's 90th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2.   Which Annuity Payout Option do you want to use?

Your Contract contains the Annuity Payout Options described below. We may make other Annuity Payout Options available.

Option 1: Life Annuity - We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

Option 2 - Life Annuity with 120, 180 or 240 Monthly Payments Certain - We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Commuted Value as of the date of the Annuitant's death will be paid in one sum to the Beneficiary or the Beneficiary may continue the Annuity Payouts.

Option 3- Joint and Last Survivor Life Annuity - We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:
     -    Remain the same at 100%, or
     -    Decrease to 66.67%, or
     -    Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

OPTION 4 - PAYMENTS FOR A DESIGNATED PERIOD - We will make Annuity Payouts for the number of years that you select. You can select between 5 years and 30 years.

Important Information:

     - You cannot Surrender your Contract once Annuity Payouts begin, unless you have selected the Payments For a Designated Period Annuity Payout Option. A Contingent Deferred Sales Charge may be deducted.
     - For Non-Qualified Contracts, if you do not elect an Annuity Payout Option, fixed Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with 120 Monthly Payments Certain Annuity Payout Option.
     - For Qualified Contracts and Contracts issued in Texas, if you do not elect an Annuity Payout Option, fixed Annuity Payouts will begin automatically on the

          Annuity Commencement Date, under the Annuity Payout Option 1 - Life Annuity.

3.   How often do you want the Payee to receive Annuity Payouts?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:
     -    monthly,
     -    quarterly,
     -    semi-annually, or
     -    annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4.   What is the Assumed Investment Return?

The Assumed Investment Return is the investment return used to calculate variable Annuity Payouts. The Assumed Investment Return for your Annuity if you purchased Series VI is 5%, Series II, Series IIR, Series III, Series IV and Series V have a 4% Assumed Investment Return. The first Annuity Payout will be based on the Assumed Investment Return. The remaining Annuity Payouts will fluctuate based on the actual investment results of the Sub-Accounts.

5.   Do you want Annuity Payouts to be fixed or variable or a combination?

You may choose an Annuity Payout Option with fixed-dollar amounts, variable-dollar amounts or a combination depending on your income needs.

Fixed-Dollar Amount Annuity Payouts - Once a fixed-dollar amount Annuity Payout begins, you cannot change your selection to receive variable-dollar amount Annuity Payout. You will receive equal fixed-dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed-dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an Annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed-dollar amount Annuity Payout Option tables in your Contract. The fixed-dollar amount Annuity Payout is not available for Series II.

Variable-Dollar Amount Annuity Payouts - A variable-dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable-dollar amount

Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable-dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:
     -   the Annuity Payout Option chosen,
     -   the Annuitant's attained age and gender (if applicable),and,
     - the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table
     -   the Assumed Investment Return

The total amount of the first variable-dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable-dollar amount Annuity Payout is equal to the total of :

Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

Transfer of Annuity Units: Depending on which Series you purchased, you may be able to transfer dollar amounts of Annuity Units from one Sub-Account to another after the Annuity Calculation Date. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.
Please check your Contract to see if these transfers are available.

                              OTHER PROGRAMS AVAILABLE

InvestEase Program - InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

Automatic Income Program - The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year. We can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year.

Asset Allocation Program - Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. Some Contracts offer model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor - ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

Asset Rebalancing - Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between
models up to twelve times per year.   You can also allocate a portion of your
investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.

                                 OTHER INFORMATION

Assignment - Ownership of this Contract is generally assignable. However, if the Contract is issued to a tax qualified retirement plan, it is possible that the ownership of the Contract may not be transferred or assigned. An assignment of a Non-Qualified Contract may subject the Contract Values or Surrender Value to income taxes and certain penalty taxes.

Contract Modification - The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice. We may modify the Contract, but no modification will effect the amount or term of any Contract unless a modification is required to conform the Contract to applicable Federal or State law. No modification will effect the method by which Contract Values are determined.

How Contracts Are Sold: Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account.

HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of Hartfords Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 6% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance
compensation.   Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

                                     YEAR 2000

IN GENERAL The Year 2000 issue relates to the ability or inability of computer hardware, software and other information technology (IT) systems, as well as non-IT systems, such as equipment and machinery with imbedded chips and microprocessors, to properly process information and data containing or related to dates beginning with the year 2000 and beyond. The Year 2000 issue exists because, historically, many IT and non-IT systems that are in use today were developed years ago when a year was identified using a two-digit date field rather than a four-digit date field. As information and data containing or related to the century date are introduced to date sensitive systems, these systems may recognize the year 2000 as "1900", or not at all, which may result in systems processing information incorrectly. This, in turn, may significantly and adversely affect the integrity and reliability of information databases of IT systems, may cause the malfunctioning of certain non-IT systems, and may result in a wide variety of adverse consequences to a company. In addition, Year 2000 problems that occur with third parties with which a company does business, such as suppliers, computer vendors, distributors and others, may also adversely affect any given company.

The integrity and reliability of Hartford's IT systems, as well as the reliability of its non-IT systems, are integral aspects of Hartford's business. Hartford issues insurance policies, annuities, mutual funds and other financial products to individual and business customers, nearly all of which contain date sensitive data, such as policy expiration dates, birth dates and premium payment dates. In addition, various IT systems support communications and other systems that integrate Hartford's various business segments and field offices. Hartford also has business relationships with numerous third parties that affect virtually all aspects of Hartford's business, including, without limitation, suppliers, computer hardware and software vendors, insurance agents and brokers, securities broker-dealers and other distributors of financial products, many of which provide date sensitive data to Hartford, and whose operations are important to Hartford's business.

INTERNAL YEAR 2000 EFFORTS AND TIMETABLE Beginning in 1990, Hartford began working on making its IT systems Year 2000 ready, either through installing new programs or replacing systems. Since January 1998, Hartford's Year 2000 efforts have focused on the remaining Year 2000 issues related to IT and non-IT systems in all of Hartford's business segments. These Year 2000 efforts include the following five main initiatives: (1) identifying and assessing Year 2000 issues;
(2) taking actions to remediate IT and non-IT systems so that they are Year 2000 ready; (3) testing IT and non-IT systems for Year 2000 readiness; (4) deploying such remediated and tested systems back into their respective production environments; and (5) conducting internal and external integrated testing of such systems. As of December 31, 1998, Hartford substantially completed initiatives (1) through (4) of its internal Year 2000 efforts. Hartford has begun initiative (5) and management currently anticipates that such activity will continue into the fourth quarter of 1999.

THIRD PARTY YEAR 2000 EFFORTS AND TIMETABLE Hartford's Year 2000 efforts include assessing the potential impact on Hartford of third parties' Year 2000 readiness. Hartford's third party Year 2000 efforts include the following three main initiatives: (1) identifying third parties which have significant business relationships with Hartford, including, without limitation, insurance agents, brokers, third party administrators, banks and other distributors and servicers of financial products, and inquiring of such third parties regarding their Year 2000 readiness; (2) evaluating such third parties' responses to Hartford's inquiries; and (3) based on the evaluation of third party responses (or a third party's failure to respond) and the significance of the business relationship, conducting additional activities with respect to third parties as determined to be necessary in each case. These activities may include conducting additional inquiries, more in-depth evaluations of Year 2000 readiness and plans, and integrated IT systems testing. Hartford has completed the first third party initiative and, as of early 1999, had substantially completed evaluating third party responses received. Hartford has begun conducting the additional activities described in initiative (3) and management currently anticipates that it will continue to do so through the end of 1999. However,


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


notwithstanding these third party Year 2000 efforts, Hartford does not have control over these third parties and, as a result, Hartford cannot currently determine to what extent future operating results may be adversely affected by the failure of these third parties to adequately address their Year 2000 issues.

YEAR 2000 COSTS The costs of Hartford's Year 2000 program that were incurred through the year ended December 31, 1997 were not material to Hartford's financial condition or results of operations. The after-tax costs of Hartford's Year 2000 efforts for the year ended December 31, 1998 were approximately $3 million. Management currently estimates that after-tax costs related to the Year 2000 program to be incurred in 1999 will be less than $10 million. These costs are being expensed as incurred.

RISKS AND CONTINGENCY PLANS If significant Year 2000 problems arise, including problems arising with third parties, failures of IT and non-IT systems could occur, which in turn could result in substantial interruptions in Hartford's business. In addition, Hartford's investing activities are an important aspect of its business and Hartford may be exposed to the risk that issuers of investments held by it will be adversely impacted by Year 2000 issues. Given the uncertain nature of Year 2000 problems that may arise, especially those related to the readiness of third parties discussed above, management cannot determine at this time whether the consequences of Year 2000 related problems that could arise will have a material impact on Hartford's financial condition or results of operations.

Hartford is in the process of developing certain contingency plans so that if, despite its Year 2000 efforts, Year 2000 problems ultimately arise, the impact of such problems may be avoided or minimized. These contingency plans are being developed based on, among other things, known or reasonably anticipated
circumstances and potential vulnerabilities.   The contingency planning also
includes assessing the dependency of Hartford's business on third parties and their Year 2000 readiness. Hartford currently anticipates that internal and external contingency plans will be substantially complete by the end of the second quarter of 1999. However, in many contexts, Year 2000 issues are dynamic, and ongoing assessments of business functions, vulnerabilities and risks must be made. As such, new contingency plans may be needed in the future and/or existing plans may need to be modified as circumstances warrant.

                             Legal Matters and Experts

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.


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


The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

More Information

You may call your Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Individual Annuity Services
P.O. Box 5085
Hartford, Connecticut 06102-5085.
Telephone:   (800) 862-6668 (Contract Owners)
             (800) 862-7155 (Investment Consultants)



                              FEDERAL TAX CONSIDERATIONS

What are some of the federal tax consequences which affect these Contracts?

A.   GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.


B.   TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment


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income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.
C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

1. NON-NATURAL PERSONS, CORPORATIONS, ETC. Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

     -    certain annuities held by structured settlement companies,

     - certain annuities held by an employer with respect to a terminated qualified retirement plan and

     -    certain immediate annuities.

     A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

     If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

2. OTHER CONTRACT OWNERS (NATURAL PERSONS). A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.


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The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

     i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

     ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

     iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received
          (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

     iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

     v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

b.   DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.  Annuity payments


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     made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

     i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

     ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

     iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS. Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.

d.   10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.


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     i.   If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

     ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

          1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

          2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

          3.   Distributions attributable to a recipient's becoming disabled.

          4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

          5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

     e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR
          TO AUGUST 14, 1982.    If the Contract was obtained by a tax-free
          exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come (1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
          (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and (4) last from the remaining
          "investment in the contract."   As a result, to the extent that such
          amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph 3.

     f.   REQUIRED DISTRIBUTIONS


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     i.   Death of Contract Owner or Primary Annuitant

          Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

          1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

          2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

          3.   If the Contract Owner is not an individual, then for purposes of
               1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

     ii.  Alternative Election to Satisfy Distribution Requirements

          If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. The election must be made and payments must begin within a year of the death.

     iii. Spouse Beneficiary

          If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal continuation shall apply only once for this contract.

3. DIVERSIFICATION REQUIREMENTS. The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

     The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-    no more than 70% is represented by any two investments,


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-    no more than 80% is represented by any three investments and

-    no more than 90% is represented by any four investments.

     In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

     A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

     We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT. In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

     The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

     In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

     The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

     Due to the lack of specific guidance on investor control, there is some uncertainty about when


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     a contract owner is considered the owner of the assets for tax purposes.
     We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.
D.   FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding, pursuant to Section 3405 of the Code. The application of this provision is summarized below:

     1. NON-PERIODIC DISTRIBUTIONS. The portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding unless the recipient elects not to have taxes withheld. If there is no election to waive withholding, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. If the necessary election forms are not submitted to Hartford, Hartford will automatically withhold 10% of the taxable distribution.

     2. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR). The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested.

E.   GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.   ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.


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                                      Appendix I
                     Series II of The Director variable annuity

Series II of The Director variable annuity was sold from October 15, 1986 through May 1, 1988. Almost all of the provisions detailed in the prospectus apply to you except for the following changes:

Contingent Deferred Sales Charges:
The Contingent Deferred Sales Charge is a percentage of the amount Surrendered and equals:

                               First Year     5%
                              Second Year     5%
                               Third Year     4%
                              Fourth Year     3%
                               Fifth Year     2%
                               Sixth Year     0%

The Fixed Accumulation Feature :
The Fixed Accumulation Feature was not available in this Contract version.

The Death Benefit:
The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date and the descendant's 90th birthday, the Death Benefit is the greatest of:
-    The Contract Value or
- 100% of all Premium Payments paid into the Contract minus any partial Surrenders.

If death occurs after the decedent's 90th birthday, the Death Benefit is the Contract Value on the date the death certificate or other legal document acceptable to us is received.

Annuity Payout Options:

Annuity Payout Options available are:

OPTION 1: LIFE ANNUITY - We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

OPTION 2 - LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN - We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Commuted Value as of the date of the Annuitant's death will be paid in one sum to the Beneficiary.


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OPTION 3- JOINT AND LAST SURVIVOR LIFE ANNUITY - We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:
     -    Remain the same at 100%, or
     -    Decrease to 66.67%, or
     -    Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

OPTION 4 - PAYMENTS FOR A DESIGNATED PERIOD - We will make Annuity Payouts for the number of years that you select. You can select between 5 years and 30 years.

Qualified Plans may also elect to use the following Annuity Payout Option if the guaranteed period is less than the life expectancy of the Annuitant at the time the Annuity Payout Option goes into effect:

UNIT REFUND LIFE ANNUITY - We make monthly Annuity Payouts during the lifetime of the Annuitant. Upon the death of the Annuitant, the Beneficiary may receive an excess payment. We determine if an excess payment is due by dividing (a) by
(b), where (a) is equal to the amount available for this Annuity Payout Option on the Annuity Commencement Date divided by the Annuity Unit Value on the Annuity Commencement Date and (b) is equal to the number of Annuity Units represented by each monthly Annuity Payout already made multiplied by the number of Annuity Payouts made.

If that amount is a positive number, we then multiply the excess payment by the Annuity Unit Value as of the date we receive a certified death certificate or other legal document acceptable to us. That amount is then paid to the Beneficiary. This is available only for variable dollar amount Annuity Payouts.


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                                     Appendix II
Series IIR of The Director variable annuity was sold from May 1, 1988 through September 1, 1988. Almost all of the provisions detailed in the prospectus apply to you except for the following changes:

Contingent Deferred Sales Charges:
  The Contingent Deferred Sales Charge is a percentage of the amount Surrendered and equals:

                              First Year      5%
                             Second Year      5%
                              Third Year      4%
                             Fourth Year      3%
                              Fifth Year      2%
                              Sixth Year      0%

The Fixed Accumulation Feature :
The Fixed Accumulation Feature was not available in this Contract version.

The Death Benefit:
The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date and the descendant's 90th birthday, the Death Benefit is the greatest of:
-    The Contract Value or
- 100% of all Premium Payments paid into the Contract minus any partial Surrenders.

If death occurs after the decedent's 90th birthday, the Death Benefit is the Contract Value on the date the death certificate or other legal document acceptable to us is received.

Annuity Payout Options

The following Annuity Payout Options are available:

OPTION 1: LIFE ANNUITY - We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

OPTION 2 - LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN - We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Commuted Value as of the date of the Annuitant's death will be paid in one sum to the Beneficiary.


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


OPTION 3- JOINT AND LAST SURVIVOR LIFE ANNUITY - We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:
     -    Remain the same at 100%, or
     -    Decrease to 66.67%, or
     -    Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

OPTION 4 - PAYMENTS FOR A DESIGNATED PERIOD - We will make Annuity Payouts for the number of years that you select. You can select between 5 years and 30 years.

Qualified Plans may also elect to use the following Annuity Payout Option if the guaranteed period is less than the life expectancy of the Annuitant at the time the Annuity Payout Option goes into effect:

UNIT REFUND LIFE ANNUITY - We make monthly Annuity Payouts during the lifetime of the Annuitant. Upon the death of the Annuitant, the Beneficiary may receive an excess payment. We determine if an excess payment is due by dividing (a) by
(b), where (a) is equal to the amount available for this Annuity Payout Option on the Annuity Commencement Date divided by the Annuity Unit Value on the Annuity Commencement Date and (b) is equal to the number of Annuity Units represented by each monthly Annuity Payout already made multiplied by the number of Annuity Payouts made.

If that amount is a positive number, we then multiply the excess payment by the Annuity Unit Value as of the date we receive a certified death certificate or other legal document acceptable to us. That amount is then paid to the Beneficiary. This is available only for variable dollar amount Annuity Payouts.

                                    Appendix III
                    Series III of The Director variable annuity

Series III of The Director variable annuity was sold from September 1, 1988 through May 1, 1990. Almost all of the provisions detailed in the prospectus apply to you except for the following changes:

Contingent Deferred Sales Charges:

                              First Year      6%
                             Second Year      6%
                              Third Year      6%
                             Fourth Year      6%
                              Fifth Year      5%
                              Sixth Year      4%
                            Seventh Year      0%

Death Benefit:
The death benefit payable is equal to the greater of:
- the Contract Value determined as of the day written proof of death is received; or
-    100% of the total Premium Payments made, reduced by any surrenders; or
- the Contract Value on the Specified Contract Anniversary immediately preceding the date of death, increased by any Premium Payments made and decreased by any Surrenders since the preceding Specified
     Contract Anniversary.

The Specified Contract Anniversary is every sixth Contact Anniversary (i.e, the 6th, 12th etc.)

Death Benefit Remaining with the Company:
The Beneficiary may elect under the Annuity Payout Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of the Contract Owner's death if the Contract Owner died before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Annuity Payout Options offered are:

OPTION 1: LIFE ANNUITY - We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

OPTION 2 - LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN - We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Commuted Value as of the date of the Annuitant's death will be paid in one sum to the Beneficiary.

OPTION 3- JOINT AND LAST SURVIVOR LIFE ANNUITY - We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:
     -    Remain the same at 100%, or
     -    Decrease to 66.67%, or
     -    Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

OPTION 4 - PAYMENTS FOR A DESIGNATED PERIOD - We will make Annuity Payouts for the number of years that you select. You can select between 5 years and 30 years.

                                      Appendix IV
                      Series IV of The Director variable annuity

Series IV of The Director variable annuity was sold from May 1, 1990 through May 1, 1992. Almost all of the provisions detailed in the prospectus apply to you except for the following changes:

Contingent Deferred Sales Charges:

        Deferred Sales Charge (as a percentage of amounts Surrendered)
           First Year (1)                                                 7%
           Second Year                                                    6%
           Third Year                                                     5%
           Fourth Year                                                    4%
           Fifth Year                                                     3%
           Sixth Year                                                     2%
           Seventh Year                                                   1%
           Eighth Year                                                    0%


Death Benefit:
The death benefit payable is equal to the greater of:
- the Contract Value determined as of the day written proof of death is received; or
-    100% of the total Premium Payments made, reduced by any surrenders; or
- the Contract Value on the Specified Contract Anniversary immediately preceding the date of death, increased by any Premium Payments made and decreased by any Surrenders since the preceding Specified Contract Anniversary.

The Specified Contract Anniversary is every seventh Contact Anniversary (i.e, the 7th, 14th etc.)

Death Benefit Remaining with the Company:
The Beneficiary may elect under the Annuity Payout Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of the Contract Owner's death if the Contract Owner died before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Annuity Options under this Series are:

OPTION 1: LIFE ANNUITY - We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

OPTION 2 - LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN - We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Commuted Value as of the date of the Annuitant's death will be paid in one sum to the Beneficiary.


OPTION 3- JOINT AND LAST SURVIVOR LIFE ANNUITY - We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:
     -    Remain the same at 100%, or
     -    Decrease to 66.67%, or
     -    Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

OPTION 4 - PAYMENTS FOR A DESIGNATED PERIOD - We will make Annuity Payouts for the number of years that you select. You can select between 5 years and 30 years.

                                      Appendix V
                       Series V of The Director variable annuity

Series V of The Director variable annuity was sold from May 1, 1992 through June 27, 1994. Almost all of the provisions detailed in the prospectus apply to you except for the following changes:

Contingent Deferred Sales Charges:

           First Year (1)                                                 7%
           Second Year                                                    6%
           Third Year                                                     5%
           Fourth Year                                                    4%
           Fifth Year                                                     3%
           Sixth Year                                                     2%
           Seventh Year                                                   1%
           Eighth Year                                                    0%


Death Benefit:
The death benefit payable is equal to the greater of:
- the Contract Value determined as of the day written proof of death is received; or
-    100% of the total Premium Payments made, reduced by any surrenders; or
- the Contract Value on the Specified Contract Anniversary immediately preceding the date of death, increased by any Premium Payments made and decreased by any Surrenders since the preceding Specified Contract Anniversary.

The Specified Contract Anniversary is every seventh Contact Anniversary (i.e, the 7th, 14th etc.)

Death Benefit Remaining with the Company:
The Beneficiary may elect under the Annuity Payout Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of the Contract Owner's death if the Contract Owner died before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.


The Annuity Options under this Series are:

OPTION 1: LIFE ANNUITY - We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

OPTION 2 - LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN - We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Commuted Value as of the date of the Annuitant's death will be paid in one sum to the Beneficiary.

OPTION 3- JOINT AND LAST SURVIVOR LIFE ANNUITY - We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:
     -    Remain the same at 100%, or
     -    Decrease to 66.67%, or
     -    Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

OPTION 4 - PAYMENTS FOR A DESIGNATED PERIOD - We will make Annuity Payouts for the number of years that you select. You can select between 5 years and 30 years.

              APPENDIX VI - INFORMATION REGARDING TAX-QUALIFIED PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS Eligible employers can establish certain tax-qualified pension and profit-sharing plans under
     section 401 of the Code.   Rules under section 401(k) of the Code govern
     certain "cash or deferred arrangements" under such plans.  Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. Generally, such contributions may not exceed the lesser of $10,000 (indexed) or 20% of the employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.

     Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

     -    after the participating employee attains age 59 1/2;

     -    upon separation from service;
     -    upon death or disability; or

     - in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

     Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3.   DEFERRED COMPENSATION PLANS UNDER SECTION 457   A governmental employer or
     a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

     Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is 33 1/3% of a participant's includable compensation (typically 25% of gross compensation) or, for 1999, $8,000 (indexed), whichever is less. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age.

     All of the assets and income of an eligible Deferred Compensation Plan established by a governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Eligible Deferred Compensation Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

     In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

     -    attains age 70 1/2,

-   separates from service,

     -    dies, or

     -    suffers an unforeseeable financial emergency as defined in the Code.

     Under present federal tax law, amounts accumulated in a Deferred Compensation Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Deferred Compensation Plans under section 457 in limited cases.

4.   INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

     TRADITIONAL IRAS. Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA.
     Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. Distributions from certain tax-qualified retirement plans may be "rolled-over" to an IRA on a tax-deferred basis.

     SIMPLE IRAS. Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

     ROTH IRAS. Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

     (a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distributions that is:

          -    Made on or after the date on which the employee reaches age
               59 1/2;

          - Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

          - Attributable to the employee's becoming disabled (as defined in the Code);

          - Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

          - Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

          - Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

     In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

          - Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

          - Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

          - A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

     If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed. An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

          -    the calendar year in which the individual attains age 70 1/2; or

          - the calendar year in which the individual retires from service with the employer sponsoring the plan.

     The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

     The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

          - the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

          - over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

     Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

     If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

     If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

(c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

     Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from such other tax-qualified retirement plans unless such distributions are:

     -    the non-taxable portion of the distribution;

     -    required minimum distributions; or

     -    direct transfer distributions.

     Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

     Certain states require withholding of state taxes when federal income tax is withheld.

                                 Table of Contents
                                         to
                        Statement of Additional Information



  Section                                                                 Page
  Description of Hartford Life Insurance Company
  Safekeeping of Assets
  Independent Public Accountants
  Distribution of Contracts
  Calculation of Yield and Return
  Performance Comparisons
  Financial Statements

This form must be completed for all tax-sheltered annuities.


                              Section 403(b)(11) Acknowledgment Form


The Hartford Variable Annuity Contract that you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

     a.   Attained age 59 1/2,
     b.   Separated from service,
     c.   Died, or
     d.   Become disabled.

Distributions of post December 31, 1988 contributions (excluding any income thereon) may also be made if you have experienced a financial hardship.

Also, there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service.

Also, please be aware that your 403(b) Plan may also offer other financial alternatives other than the Hartford Variable Annuity. Please refer to your Plan.

Please complete the following and return to:

Hartford Life Insurance Company
Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

---------------------------------------


Name of Contract Owner/Participant
Address
City or Plan/School District
Date:
Contract No:
Signature:

                           ------------------------------


To obtain a Statement of Additional Information, please complete the form below and mail to:

     Hartford Life Insurance Company
     Attn:  Individual Annuity Services
     P.O. Box 5085
     Hartford, CT 06102-5085


Please send a Statement of Additional Information to me at the following address:



Name


Address


City/State                Zip Code


                            ------------------------------

                        STATEMENT OF ADDITIONAL INFORMATION

                           HARTFORD LIFE INSURANCE COMPANY
                                SEPARATE ACCOUNT TWO
                           THE DIRECTOR VARIABLE ANNUITY


This Statement of Additional Information is not a Prospectus. The information contained herein should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Individual Annuity Operations, P.O. Box 5085, Hartford, CT 06102-5085.




Date of Prospectus:
Date of Statement of Additional Information:










33-6952

                                 TABLE OF CONTENTS


SECTION                                                                     PAGE
-------                                                                     ----
DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY. . . . . . . . . . . . . . .

SAFEKEEPING OF ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . .

INDEPENDENT PUBLIC ACCOUNTANTS. . . . . . . . . . . . . . . . . . . . . . .

DISTRIBUTION OF CONTRACTS . . . . . . . . . . . . . . . . . . . . . . . . .

CONTRACTS ISSUED FROM OCTOBER 15, 1986 UNTIL APPROXIMATELY
   SEPTEMBER 1, 1988. . . . . . . . . . . . . . . . . . . . . . . . . . . .

CONTRACTS ISSUED BETWEEN SEPTEMBER 1, 1988 AND MAY 1, 1990 AND IN CERTAIN STATES
   WHERE THE CONTRACT DESCRIBED IN THIS PROSPECTUS HAS NOT BEEN APPROVED
   (DIRECTOR III) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

CALCULATION OF YIELD AND RETURN . . . . . . . . . . . . . . . . . . . . . .

PERFORMANCE COMPARISONS . . . . . . . . . . . . . . . . . . . . . . . . . .

FINANCIAL STATEMENTS. . . . . . . . . . . . . . . . . . . . . . . . . . . .

               DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to
Connecticut.   Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


                                 HARTFORD'S RATINGS
--------------------------------------------------------------------------------
        Rating Agency            Effective     Rating       Basis of Rating
                               Date of Rating
--------------------------------------------------------------------------------
 A.M. Best and Company, Inc.      1/1/99         A+    Financial performance
--------------------------------------------------------------------------------
 Standard & Poor's                6/1/98         AA    Insurer financial strength
--------------------------------------------------------------------------------
 Duff & Phelps                   12/21/98        AA+   Claims paying ability
--------------------------------------------------------------------------------

                               SAFEKEEPING OF ASSETS

Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

                           INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                             DISTRIBUTION OF CONTRACTS

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account and will offer the Contracts on a continous basis.

HSD is an affiliate of Hartford. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as Hartford.

The securities will be sold by salespersons of HSD who represent Hartford as insurance and Variable Annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 1998: $61,629,500; 1997: $64,851,026; and 1996: $59,896,541. For
the applicable time periods, HSD has retained none of these commissions.


    CONTRACTS ISSUED FROM OCTOBER 15, 1986 UNTIL APPROXIMATELY SEPTEMBER 1, 1988

                                    DIRECTOR II

                       (Hartford Life Insurance Company Only)

The Contract provisions for Contracts issued prior to September 1, 1988, are the same as the provisions detailed in the Prospectus, except for the following.

     1.   PREMIUM PAYMENTS

          The minimum subsequent Premium Payment is $2,000, except for New York Contracts where the minimum subsequent Premium Payment is $1,000, except if you are in the InvestEase Program the minimum is $50.

     2.   SALES EXPENSES

          The contingent deferred sales charge is a percentage of the amount withdrawn (not to exceed the aggregate amount of the Premium Payments made) and equals:

          CHARGE         LENGTH OF TIME FROM PREMIUM PAYMENT
                                 (Number of Years)


            5%                1
            5%                2
            4%                3
            3%                4
            2%                5
            0%                6 or more

     3.   DEATH BENEFIT

          If upon death prior to the Annuity Commencement Date, the Annuitant or Contract Owner, as applicable, had not attained his 85th birthday, the Beneficiary will receive the greater of (a) the Contract Value determined as of the day written proof of death of such person is received by Hartford, or (b) 100% of the total Premium Payments made to such Contract, reduced by any prior surrenders.

     4.   COMMISSIONS

          It is anticipated that gross Commissions paid on the sale of the Contracts will not exceed 5.50% of all Premium Payments.

     5.   ANNUITY OPTIONS

          The following option is available with respect to Qualified Plans only if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS, or if none is prescribed, the mortality table then in use by Hartford.

          Unit Refund Life Annuity (Variable Annuities Only)

          This Annuity option is an Annuity payable monthly during the lifetime of the Annuitant provided that, at the death of the Annuitant, the Beneficiary will receive an additional payment equal to the excess, if any, of (a) over (b) below:

                    total amount applied under the option
                      at the Annuity Commencement Date
              --------------------------------------------------
          (a) = Annuity Unit value at the Annuity Commencement Date

          (b) = number of Annuity Units represented   x   number of monthly
                by each monthly Annuity payment made    Annuity payments made

          The amount of the additional payments will be determined by multiplying such excess by the Annuity Unit value as of the date that proof of death is received by Hartford.

          For example, under a Non-Qualified Contract, if $20,000 were applied to the purchase of an Annuity under this option, the value of an Annuity Unit was $1.25 on the Annuity Commencement Date, the number of Annuity Units represented by each monthly payment was 126.080 (the number applicable to a male electing this option to commence at age
          75), 60 monthly Annuity payments were made prior to the date of death, and the value of an Annuity Unit on the date of receipt of proof of an Annuitant's death was $1.50, the amount paid to the Beneficiary would be $12,652.80, computed as follows:

          $20,000   =  (126.080 x 60) = $8,435.80
          -------
           $1.25
                    or

          $16,000 - $7,564.80 =  $8,435.20
          $8,435.20 x $1.50   = $12,652.80

     6.   ANNUITY PAYMENTS

          When Annuity payments are to commence, the value of the Contract is determined as the product of the value of the Accumulation Unit of each Sub-Account as of the close of business on the fifth business day preceding the date the first Annuity payment is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

          The amount of the first monthly Annuity payment, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account as of the close of business on the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment.

          The Annuity payments will be made on the first day of each month following selection. The Annuity Unit value used in calculating the amount of the Annuity payments will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payment.

     7.   THE FIXED ACCOUNT AND RESTRICTIONS ON TRANSFERS

          All reference to the Fixed Account, and certain restrictions as to transfers do not apply, except as to third party designees of the Contract Owner.

                    CONTRACTS ISSUED BETWEEN SEPTEMBER 1, 1988 AND
                  MAY 1, 1990 AND IN CERTAIN STATES WHERE THE CONTRACT
           DESCRIBED IN THIS PROSPECTUS HAS NOT BEEN APPROVED (DIRECTOR III)

                       (Hartford Life Insurance Company Only)

The Contract provisions for Contracts issued between September 1, 1988 and May 1, 1990 are the same as the provisions detailed in this Prospectus, except for the following:

1.   PREMIUM PAYMENTS

     There is no premium payments below $1,000 for initial payments and $500 for subsequent payments, except if you are in InvestEase Program the minimum is $50.

2.   SALES EXPENSES

     The contingent deferred sales charge is a percentage of the amount withdrawn (not to exceed the aggregate amount of the Premium Payments made) and equals:

     CHARGE    LENGTH OF TIME FROM PREMIUM PAYMENT
                      (Number of Years)

       6%                1
       6%                2
       6%                3
       6%                4
       5%                5
       4%                6
       0%                7 or more

3.   WITHDRAWAL PRIVILEGES

     The withdrawal privilege is limited to withdrawals of up to 10% per year of the Premium Payments after the first Contract Year.

4.   FIXED ACCOUNT

     Transfers from the Fixed Account into a Sub-Account may be made only during the 60 day period immediately following the Contract Anniversary. The maximum amount which may be transferred from the Fixed Account is the greater of 30% of the Fixed Account balance at the time of transfer or the greatest amount of any transfer from the Fixed Accounts. There is no renewal interest rate exception.

5.   DEATH BENEFIT

     The Specified Contract Anniversary for purposes of determining the Death Benefit is every sixth Contract Anniversary, except in North Carolina, i.e. the 6th, 12th, 18th, etc. Contract Anniversaries.

6.   HARTFORD INTERNATIONAL OPPORTUNITIES FUND

     This fund may be available for this Contract upon written request.

                           CALCULATION OF YIELD AND RETURN

YIELD OF THE HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT. As summarized in the Prospectus under the heading "Performance Related Information," the yield of the Hartford Money Market HLS Fund Sub-Account for a seven day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the underlying funds, less daily expense charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The Hartford Money Market HLS Fund Sub-Account's yield and effective yield will vary in response to fluctuations in interest rates and in the expenses of the Sub-Account.

The current yield and effective yield reflect recurring charges on the Separate Account level, including the maximum annual policy fee.


--------------------------------------------------------------------------------
Sub-Account                           Yield                Effective Yield
--------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND*       3.52%                     3.59%
--------------------------------------------------------------------------------

* YIELD AND EFFECTIVE YIELD FOR THE SEVEN DAY PERIOD ENDING DECEMBER 31, 1998.

YIELDS OF THE HARTFORD BOND HLS FUND, HARTFORD HIGH YIELD HLS FUND AND THE HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNTS. As summarized in the Prospectus under the heading "Performance Related Information," yields of these three Sub-Accounts will be computed by annualizing a recent month's net investment income, divided by a Fund share's net asset value on the last trading day of that month. Net changes in the value of a hypothetical account will assume the change in the underlying mutual fund's "net asset value per share" for the same period in addition to the daily expense charge assessed, at the sub-account level for the respective period. The Hartford Bond HLS Fund, Hartford High Yield HLS Fund and Hartford Mortgage Securities HLS Fund Sub-Accounts' yields will vary from time to time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the Hartford Bond HLS Fund, Hartford High Yield HLS Fund and Hartford Mortgage Securities HLS Fund.

The yield reflects recurring charges on the Separate Account level, including the annual policy fee.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

The method of calculating yields described above for these Sub-Accounts differs from the method used by the Sub-Accounts prior to May 1, 1988. The denominator of the fraction used to calculate yield was previously the average unit value for the period calculated. That denominator will hereafter be the unit value of the Sub-Accounts on the last trading day of the period calculated.

--------------------------------------------------------------------------------
Sub-Account                                                        Yield
--------------------------------------------------------------------------------
HARTFORD BOND HLS FUND **                                          4.61%
--------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND **                                    7.56%
--------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND **                           4.84%
--------------------------------------------------------------------------------

**  YIELD QUOTATION BASED ON A 30 DAY PERIOD ENDED DECEMBER 31, 1998.

CALCULATION OF TOTAL RETURN. As summarized in the Prospectus under the heading "Performance Related Information", total return is a measure of the change in value of an investment in a Sub-Account over the period covered. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Total return will be calculated for one year, five years and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.

             STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR YEAR ENDED
                                  DECEMBER 31, 1998

-------------------------------------------------------------------------------------------------
Sub-Account                             Inception   1 Year      5 Year    10 Year       Since
                                           Date                                       Inception
-------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND                3/31/83    13.61%      13.69%     11.95%         N/A
-------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND                    8/31/77    -2.70%       2.96%      5.57%         N/A
-------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND     4/2/84     4.54%      14.03%     15.59%         N/A
-------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND & GROWTH HLS FUND        3/8/94     5.47%        N/A        N/A        18.35%
-------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND          9/30/98      N/A         N/A        N/A        21.97%
-------------------------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND       5/29/98      N/A         N/A        N/A         8.68%
-------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND              9/30/98      N/A         N/A        N/A        -6.01%
-------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND                    5/1/87    16.97%      19.53%     15.32%         N/A
-------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL ADVISERS HLS FUND   3/1/95     2.44%        N/A        N/A         7.59%
-------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL HLS FUND            7/2/90     2.22%       3.18%       N/A         3.49%
-------------------------------------------------------------------------------------------------
HARTFORD OPPORTUNITIES HLS FUND
-------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND                  7/30/97    15.50%        N/A        N/A        17.58%
-------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND            6/30/80    -5.54%       0.77%      1.98%         N/A
-------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND      1/1/85    -4.11%       2.65%      4.98%         N/A
-------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND            8/9/96     0.73%        N/A        N/A         9.57%
-------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND                   8/31/77    22.32%      19.56%     15.33%         N/A
-------------------------------------------------------------------------------------------------


In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted and the time periods used to calculate return are based on the inception date of the underlying Funds. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.



                NON-STANDARDIZED ANNUALIZED TOTAL RETURN THAT
             PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT
                      FOR YEAR ENDED DECEMBER 31, 1998



-------------------------------------------------------------------------------------------------
Sub-Account                             Inception   1 Year      5 Year    10 Year       Since
                                           Date                                       Inception
-------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND                3/31/83    23.11%      16.24%     13.66%        N/A
-------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND                    8/31/77     6.80%       5.92%      7.51%        N/A
-------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND     4/2/84    14.04%      16.43%     17.08%        N/A
-------------------------------------------------------------------------------------------------


                                      11

-------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND & GROWTH HLS FUND        3/8/94    14.97%        N/A        N/A        20.66%
-------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND          9/30/98      N/A         N/A        N/A        31.47%
-------------------------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND       5/29/98      N/A         N/A        N/A        18.18%
-------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND              9/30/98      N/A         N/A        N/A         3.49%
-------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND                    5/1/87    26.47%      21.84%     16.89%         N/A
-------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL ADVISERS HLS FUND   3/1/95    11.94%        N/A        N/A        10.68%
-------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL HLS FUND            7/2/90    11.72%       6.12%       N/A         6.00%
-------------------------------------------------------------------------------------------------
HARTFORD OPPORTUNITIES HLS FUND
-------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND                  7/30/97    25.00%        N/A        N/A        24.85%
-------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND            6/30/80     3.96%       3.79%      4.21%         N/A
-------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND      1/1/85     5.39%       5.59%      6.93%         N/A
-------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND            8/9/96    10.23%        N/A        N/A        14.20%
-------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND                   8/31/77    31.82%      21.93%     17.01%         N/A
-------------------------------------------------------------------------------------------------


                              PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. Each Sub-Account may from time to time include its total return in advertisements or in information furnished to present to prospective shareholders. Each Sub-Account may from time to time include its yield and total return in advertisements or information furnished to present to prospective shareholders. Each Sub-Account may from time to time include in advertisements its total return (and yield in the case of certain Sub-Accounts) the ranking of those performance figures relative to such figures for groups of other annuities analyzed by Lipper Analytical Services and Morningstar, Inc. as having the same investment objectives.

The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

The NASDAQ-OTC Composite Price Index (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is an unmanaged index, which includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand, and the Far East. The EAFE Index is weighted by market capitalization, and therefore, it has a heavy representation in countries with large stock markets, such as Japan.

The Lehman Government Bond Index (the "Lehman Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issued are not included in the Lehman Government Index.

The Lehman Government/Corporate Bond Index (the "Lehman Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the Lehman Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

The Composite Index for Hartford Advisers HLS Fund is comprised of the S&P 500 (55%), the Lehman Government/Corporate Bond Index (35%), both mentioned above, and 90 Day U.S. Treasury Bills (10%).

                                       PART C

                                     OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(2)

          (2)  Not applicable.

          (3)  (a)  Principal Underwriter Agreement.(2)
          (3)  (b)  Form of Dealer Agreement.(2)

          (4) Form of Individual Flexible Premium Variable Annuity Contract and a Group Flexible Premium Variable Annuity Contract.(1)

          (5)  Form of Application.(1)

          (6)  (a)  Articles of Incorporation of Hartford.(3)

          (6)  (b)  Bylaws of Hartford.(1)

          (7)  Not applicable.

          (8)  Not applicable.

          (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

          (10) Consent of Arthur Andersen LLP, Independent Public Accountants will be provided by amendment.

          (11) Financial statements will be provided by amendment.

          (12) Not applicable.

          (13) Not applicable.

          (14) Not applicable.

          (15) Copy of Power of Attorney.

          (16) Organizational Chart.

-----------------------

(1) Incorporated by reference to Post-Effective Amendment No. 16, to the Registration Statement File No. 33-06952, dated May 1, 1995.

(2) Incorporated by reference to Post Effective Amendment No. 17, to the Registration Statement File No. 33-06952, dated May 1, 1996.

(3) Incorporated by reference to Post Effective Amendment No. 18, to the Registration Statement File No. 33-06952, filed on April 17, 1997.

Item 25.  Directors and Officers of the Depositor


-----------------------------------------------------------------------------
 NAME                         POSITION WITH HARTFORD
-----------------------------------------------------------------------------
 Wendell J. Bossen            Vice President
-----------------------------------------------------------------------------
 Gregory A. Boyko             Senior Vice President, Director*
-----------------------------------------------------------------------------
 Peter W. Cummins             Senior Vice President
-----------------------------------------------------------------------------
 Timothy M. Fitch             Vice President
-----------------------------------------------------------------------------
 Mary Jane B. Fortin          Vice President & Chief Accounting Officer
-----------------------------------------------------------------------------
 David T. Foy                 Senior Vice President & Treasurer
-----------------------------------------------------------------------------
 Lynda Godkin                 Senior Vice President, General Counsel and
                              Corporate Secretary, Director*
-----------------------------------------------------------------------------
 Lois W. Grady                Senior Vice President
-----------------------------------------------------------------------------
 Stephen T. Joyce             Vice President
-----------------------------------------------------------------------------
 Michael D. Keeler            Vice President
-----------------------------------------------------------------------------
 Robert A. Kerzner            Senior Vice President
-----------------------------------------------------------------------------
 Thomas M. Marra              Executive Vice President, Director*
-----------------------------------------------------------------------------
 Joseph J. Noto               Vice President
-----------------------------------------------------------------------------
 Craig R. Raymond             Senior Vice President and Chief Actuary
-----------------------------------------------------------------------------
 Donald A. Salama             Vice President
-----------------------------------------------------------------------------
 Lowndes A. Smith             President and Chief Executive Officer, Director*
-----------------------------------------------------------------------------
 David M. Znamierowski        Senior Vice President, Director*
-----------------------------------------------------------------------------

  Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

  *Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit 16.

Item 27.  Number of Contract Owners

          As of ________________, there were ________________ Contract Owners.

Item 28.  Indemnification

          Under Section 33-772 of the Connecticut General Statutes, unless limited by its certificate of incorporation, the Registrant must indemnify a director who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which he was a party because he is or was a director of the corporation against reasonable expenses incurred by him in connection with the proceeding.

          The Registrant may indemnify an individual made a party to a proceeding because he is or was a director against liability incurred in the proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal proceeding, had no reason to believe his conduct was unlawful. Conn. Gen. Stat. Section 33-771(a). Additionally, pursuant to Conn. Gen. Stat. Section 33-776, the Registrant may indemnify officers and employees or agents for liability incurred and for any expenses to which they becomes subject by reason of being or having been an employees or officers of the Registrant. Connecticut law does not prescribe standards for the indemnification of officers, employees and agents and expressly states that their indemnification may be broader than the right of indemnification granted to directors.

          The foregoing statements are specifically made subject to the detailed provisions of Section 33-770 et seq.

          Notwithstanding the fact that Connecticut law obligates the Registrant to indemnify a only a director that was successful on the merits in a suit, under Article VIII, Section 1 of the Registrant's bylaws, the Registrant must indemnify both directors and officers of the Registrant for (1) any claims and liabilities to which they become subject by reason of being or having been a directors or officers of the company and legal and (2) other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

          Additionally, the directors and officers of Hartford and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

          (a) HSD acts as principal underwriter for the following investment companies:

          Hartford Life Insurance Company - Separate Account One
          Hartford Life Insurance Company - Separate Account Two
          Hartford Life Insurance Company - Separate Account Two (DC Variable
            Account I)
          Hartford Life Insurance Company - Separate Account Two (DC Variable
            Account II)
          Hartford Life Insurance Company - Separate Account Two (QP Variable
            Account)
          Hartford Life Insurance Company - Separate Account Two (Variable
            Account "A")
          Hartford Life Insurance Company - Separate Account Two (NQ Variable
            Account)
          Hartford Life Insurance Company - Putnam Capital Manager Trust
            Separate Account
          Hartford Life Insurance Company - Separate Account Three
          Hartford Life Insurance Company - Separate Account Five
          Hartford Life Insurance Company - Separate Account Seven
          Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Putnam Capital Manager
            Trust Separate Account Two
          Hartford Life and Annuity Insurance Company - Separate Account
            Three
          Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six American Maturity Life Insurance - Separate Account AMLVA
          Royal Life Insurance Company - Separate Account One
          Royal Life Insurance Company - Separate Account Two
          Alpine Life Insurance Company - Separate Account One
          Alpine Life Insurance Company - Separate Account Two

          (b)  Directors and Officers of HSD

          Name and Principal            Positions and Offices
           Business Address               With  Underwriter
          ------------------            ----------------------
          Lowndes A. Smith              President and Chief Executive Officer,
                                        Director
          Robert A. Kerzner             Executive Vice President
          Thomas M. Marra               Executive Vice President & Director
          Peter W. Cummins              Senior Vice President
          Lynda Godkin                  Senior Vice President, General Counsel
                                        and Corporate Secretary
          David T. Foy                  Treasurer
          George R. Jay                 Controller


        Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertakings

          (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

          (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

          The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                      SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it duly caused this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on this 19th day of July, 1999.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT TWO
      (Registrant)

*By:  Thomas M. Marra                             *By:   /s/ Marianne O'Doherty
      --------------------------------                   ----------------------
      Thomas M. Marra, Executive Vice President          Marianne O'Doherty
                                                         Attorney-In-Fact
HARTFORD LIFE INSURANCE COMPANY
      (Depositor)

*By:   Thomas M. Marra
       -----------------------------------------
       Thomas M. Marra, Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Gregory A. Boyko, Senior Vice President,
    Director *
Lynda Godkin, Senior Vice President,
    General Counsel & Corporate Secretary,        *By:   /s/ Marianne O'Doherty
    Director*                                            ----------------------
Thomas M. Marra, Executive Vice                          Marianne O'Doherty
    President, Director *                                Attorney-In-Fact
Lowndes A. Smith, President &
    Chief Executive Officer, Director *
David M. Znamierowski, Senior Vice President,     July 19, 1999
     Director*                                    -------------

33-6952

                                    EXHIBIT INDEX


(9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

(15)   Copy of Power of Attorney.

(16)   Organizational Chart.